UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2007 - May 31, 2008

ITEM 1.          REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Value Portfolio

DIMENSIONAL EMERGING MARKETS

VALUE FUND INC.

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

Table of Contents

Page
Dimensional Investing

Definitions of Abbreviations and Footnotes	1

DFA Investment Dimensions Group Inc. — Emerging Markets Value Portfolio

Disclosure of Fund Expenses	2

Disclosure of Portfolio Holdings	3

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	9

Dimensional Emerging Markets Value Fund Inc.

Disclosure of Fund Expenses	14

Disclosure of Portfolio Holdings	15

Summary Schedule of Portfolio Holdings	16

Statement of Assets and Liabilities	20

Statement of Operations	21

Statements of Changes in Net Assets	22

Financial Highlights	23

Notes to Financial Statements	24

Voting Proxies on Fund Portfolio Securities	30

Board Approval of Investment Advisory Agreement	31

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2008.

(y)  The rate shown is the effective yield.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

  Institutional Class Shares — Six Months Ended May 31, 2008

  Class R2 Shares — For the Period January 29, 2008 to May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio	Expenses Paid During Period
Actual Fund Return
Class R2 Shares**	$1,000.00	$1,096.20	0.91%	$3.23
Institutional Class Shares*	$1,000.00	$981.40	0.59%	$2.92
Hypothetical 5% Annual Return
Class R2 Shares**	$1,000.00	$1,020.45	0.91%	$4.60
Institutional Class Shares*	$1,000.00	$1,022.05	0.59%	$2.98

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

**  Class R2 Shares commenced operations January 29, 2008. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (124), then divided by the number of days in the year (366) to reflect the expenses paid during the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 183 day period for the six months ended May 31, 2008 to allow for comparability. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc. (Affiliated Investment Company) (135,634,432 Shares) at Value†	$8,093,307
Receivables:
Affiliated Investment Company Shares Sold	11
Fund Shares Sold	79,555
Prepaid Expenses and Other Assets	95
Total Assets	8,172,968
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	76,127
Fund Shares Redeemed	3,439
Due to Advisor	2,673
Accrued Expenses and Other Liabilities	231
Total Liabilities	82,470
NET ASSETS	$8,090,498
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,696 and shares outstanding of 155,697	$10.90
NUMBER OF SHARES AUTHORIZED	25,000,000
Institutional Class Shares — based on net assets of $8,088,802 and shares outstanding of 185,227,142	$43.67
NUMBER OF SHARES AUTHORIZED	350,000,000
Investment at Cost	$5,087,518
NET ASSETS CONSIST OF:
Paid-In Capital	$4,576,373
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(7,703)
Accumulated Net Realized Gain (Loss)	516,039
Net Unrealized Appreciation (Depreciation)	3,005,789
NET ASSETS	$8,090,498

See accompanying Notes to Financial Statements.
4

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$37,904
Expenses
Administrative Services Fees	15,031
Accounting & Transfer Agent Fees	60
Shareholder Servicing Fees — Class R2 Shares	1
Shareholders' Reports	69
Filing Fees	51
Directors'/Trustees' Fees & Expenses	31
Legal Fees	26
Audit Fees	6
Other	10
Total Expenses	15,285
Net Investment Income (Loss)	22,619
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	603,223
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(38,054)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(716,045)
Net Realized and Unrealized Gain (Loss)	(150,876)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(128,257)

See accompanying Notes to Financial Statements.
5

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$22,619	$119,722
Capital Gain Distributions Received from Affiliated Investment Company	603,223	170,231
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(38,054)	(6,781)
Change in Unrealized Appreciation (Depreciation) of
Affiliated Investment Company Shares	(716,045)	2,124,572
Net Increase (Decrease) in Net Assets Resulting from Operations	(128,257)	2,407,744
Distributions From:
Net Investment Income:
Class R2 Shares	(9)	—
Institutional Class Shares	(52,760)	(96,479)
Net Short-Term Gains:
Institutional Class Shares	(13,134)	(8,058)
Net Long-Term Gains:
Institutional Class Shares	(155,738)	(44,751)
Total Distributions	(221,641)	(149,288)
Capital Share Transactions:
Shares Issued	1,514,906	1,777,388
Shares Issued in Lieu of Cash Distributions	193,368	124,212
Shares Redeemed	(753,680)	(957,950)
Net Increase (Decrease) from Capital Share Transactions	954,594	943,650
Total Increase (Decrease) in Net Assets	604,696	3,202,106
Net Assets
Beginning of Period	7,485,802	4,283,696
End of Period	$8,090,498	$7,485,802
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(7,703)	$22,447

See accompanying Notes to Financial Statements.
6

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout the period)

	Class R2 Shares
	For the Period January 29, 2008(a) to May 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations
Net Investment Income (Loss)	—	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.96
Total from Investment Operations	0.96
Less Distributions
Net Investment Income	(0.06)
Net Realized Gains	—
Total Distributions	(0.06)
Net Asset Value, End of Period	$10.90
Total Return	9.62	%(C)
Net Assets, End of Period (thousands)	$1,696
Ratio of Expenses to Average Net Assets (D)	0.91	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.91	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	(0.12	)%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$45.85	$31.26	$22.86	$17.93	$12.53	$8.42
Income from Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.78	(A)	0.60	(A)	0.50	0.21	0.19
Net Gains (Losses) (Realized and Unrealized)	(1.01)	14.82	8.65	4.96	5.54	4.13
Total from Investment Operations	(0.88)	15.60	9.25	5.46	5.75	4.32
Less Distributions
Net Investment Income	(0.31)	(0.63)	(0.60)	(0.44)	(0.35)	(0.14)
Net Realized Gains	(0.99)	(0.38)	(0.25)	(0.09)	—	(0.07)
Total Distributions	(1.30)	(1.01)	(0.85)	(0.53)	(0.35)	(0.21)
Net Asset Value, End of Period	$43.67	$45.85	$31.26	$22.86	$17.93	$12.53
Total Return	(1.86	)%(C)	50.98%	41.55%	31.06%	46.76%	52.59%
Net Assets, End of Period (thousands)	$8,088,802	$7,485,802	$4,283,696	$2,077,480	$895,313	$403,035
Ratio of Expenses to Average Net Assets (D)	0.59	%(B)	0.60%	0.63%	0.70%	0.77%	0.86%
Ratio of Net Investment Income to Average Net Assets	0.60	%(B)	2.00%	2.22%	2.45%	1.37%	2.41%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
8

DFA INVESTMENT DIMENSIONS GROUP INC.
EMERGING MARKETS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers fifty-three operational portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. The remaining fifty-two portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At May 31, 2008, the Portfolio owned 92% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective October 10, 2007, the Fund established two new classes of shares of the Portfolio contained in this report, which new classes are designated as Class R1 shares and Class R2 shares. In conjunction with the creation of these two additional classes of shares, the original class of shares of the Portfolio of the Fund contained in this report was renamed the "Institutional Class shares" effective October 10, 2007. The designation of the original class of shares as "Institutional Class shares" did not change the fees, expenses, rights or preferences of the shares. The Class R2 shares commenced operations on January 29, 2008. As of May 31, 2008, Class R1 has 25,000,000 authorized shares and has not commenced operations.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

9

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Emerging Markets Value Portfolio	$8,093,307	—	—	$8,093,307

2.  Deferred Compensation Plan: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $158 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets. Class R2 shares and Institutional Class shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses on the sale of affiliated investment company shares, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended May 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 Shares of the Emerging Markets Value Portfolio, the Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 Shares of the Portfolio to 0.96% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.96% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.96% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six

10

months before the date of such recovery. The Expense Assumption Agreement will remain in effect until April 1, 2009, and shall continue in effect from year to year thereafter, unless terminated by the Group or the Advisor. At May 31, 2008, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Group. For the six months ended May 31, 2008, the total related amounts paid by the Group to the CCO were $85 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$12,762	$(5,372)	$(7,390)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$70,897	$19,141	$90,038
2007	110,158	51,893	162,051

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$5,621	$7,142	$12,763

11

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$24,042	$155,651	$179,693

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,167,645	$3,005,789	$(80,127)	$2,925,662

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended May 31, 2008*		Year Ended November 30, 2007
	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$1,612	160	N/A	N/A
Shares Issued in Lieu of Cash Distributions	9	1	N/A	N/A
Shares Redeemed	(51)	(5)	N/A	N/A
Net Increase (Decrease)—Class R2 Shares	$1,570	156	N/A	N/A
Institutional Class Shares
Shares Issued	$1,513,293	35,231	$1,777,388	46,560
Shares Issued in Lieu of Cash Distributions	193,360	4,547	124,212	3,560
Shares Redeemed	(753,629)	(17,816)	(957,950)	(23,900)
Net Increase (Decrease)—Institutional Class Shares	$953,024	21,962	$943,650	26,220

*  Class R2 Shares commenced operations on January 29, 2008.

12

F.  Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line credit during the six months ended May 31, 2008.

G.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Emerging Markets Value Portfolio Class R2 Shares.

H.  Indemnitees; Contractual Obligations:

Under the Group's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

J.  Other:

At May 31, 2008, two shareholders held approximately 100% of the outstanding shares of Class R2 Shares and one shareholder held 17% of the outstanding shares of the Institutional Class Shares of the Portfolio. One or more of the shareholders of the Institutional Class Shares is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

13

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$983.40	0.19%	$0.94
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.19%	$0.96

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

14

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
8.3%	6.6%	8.8%	19.5%	1.1%	13.9%	5.8%	30.0%	3.8%	1.9%	0.3%	100.0%

15

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$20,724,698	0.2%
BRAZIL — (11.9%)
COMMON STOCKS — (2.0%)
Companhia Siderurgica Nacional SA	2,794,200	136,231,208	1.6%
Other Securities		60,127,311	0.6%
TOTAL COMMON STOCKS		196,358,519	2.2%
PREFERRED STOCKS — (9.9%)
Gerdau SA	1,222,542	61,544,260	0.7%
# Gerdau SA Sponsored ADR	1,259,570	62,928,117	0.7%
Investimentos Itau SA	6,589,069	47,438,058	0.5%
Metalurgica Gerdau SA	2,366,200	163,662,773	1.9%
Suzano Papel e Celullose SA	2,299,139	42,406,499	0.5%
Telemar Norte Leste SA	631,500	37,268,789	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	4,770,055	256,612,269	2.9%
# Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	39,752,460	0.5%
Other Securities		237,696,028	2.7%
TOTAL PREFERRED STOCKS		949,309,253	10.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		83,844	0.0%
TOTAL — BRAZIL		1,145,751,616	13.0%
CHILE — (2.4%)
COMMON STOCKS — (2.2%)
Enersis SA Sponsored ADR	4,542,672	86,356,195	1.0%
Other Securities		128,796,215	1.5%
TOTAL COMMON STOCKS		215,152,410	2.5%
PREFERRED STOCKS — (0.2%)
Other Securities		18,071,563	0.2%
TOTAL — CHILE		233,223,973	2.7%
CHINA — (10.2%)
COMMON STOCKS — (10.2%)
*# Bank of China, Ltd.	144,990,000	74,094,769	0.9%
# Chaoda Modern Agriculture	27,220,650	38,365,660	0.4%
China Resources Enterprise, Ltd.	13,033,000	43,268,209	0.5%
# China Unicom, Ltd. ADR	4,576,045	104,288,065	1.2%
Citic Pacific, Ltd.	16,878,000	72,548,953	0.8%
# COSCO Pacific, Ltd.	20,796,000	39,451,446	0.5%
Other Securities		608,932,197	6.9%
TOTAL — CHINA		980,949,299	11.2%
CZECH REPUBLIC — (0.7%)
COMMON STOCKS — (0.7%)
Telefonica 02 Czech Republic A.S.	1,166,446	36,723,927	0.4%
Other Securities		25,617,227	0.3%
TOTAL — CZECH REPUBLIC		62,341,154	0.7%

16

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
*# MOL Hungarian Oil & Gas NYRT	974,850	$146,756,842	1.7%
Other Securities		59,970,877	0.6%
TOTAL — HUNGARY		206,727,719	2.3%
INDIA — (9.2%)
COMMON STOCKS — (9.1%)
ICICI Bank Sponsored ADR	1,211,268	45,701,142	0.5%
Reliance Communications, Ltd.	4,291,822	58,187,305	0.7%
Reliance Industries, Ltd.	4,804,665	271,588,273	3.1%
Tata Steel, Ltd.	2,285,578	48,543,864	0.6%
Other Securities		453,756,143	5.1%
TOTAL COMMON STOCKS		877,776,727	10.0%
PREFERRED STOCKS — (0.1%)
Other Securities		5,738,297	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		94	0.0%
TOTAL — INDIA		883,515,118	10.1%
INDONESIA — (2.7%)
COMMON STOCKS — (2.7%)
PT Astra International Tbk	21,950,000	49,507,950	0.6%
PT International Nickel Indonesia Tbk	58,860,000	38,558,449	0.4%
Other Securities		169,776,146	1.9%
TOTAL COMMON STOCKS		257,842,545	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		266,000	0.0%
TOTAL — INDONESIA		258,108,545	2.9%
ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
Bank Hapoalim B.M.	14,182,489	72,588,578	0.8%
Bank Leumi Le-Israel	13,378,631	73,536,714	0.9%
Other Securities		104,958,122	1.2%
TOTAL — ISRAEL		251,083,414	2.9%
MALAYSIA — (3.4%)
COMMON STOCKS — (3.4%)
Other Securities		330,522,944	3.8%
PREFERRED STOCKS — (0.0%)
Other Securities		216,664	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		671,018	0.0%
TOTAL — MALAYSIA		331,410,626	3.8%
MEXICO — (7.8%)
COMMON STOCKS — (7.8%)
# Alfa S.A.B. de C.V. Series A	6,037,464	44,316,976	0.5%
Cemex S.A.B. de C.V. Sponsored ADR	8,655,525	246,163,131	2.8%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,149,795	54,097,855	0.6%
# Grupo Carso S.A.B. de C.V. Series A-1	13,173,051	58,591,145	0.7%
Grupo Financiero Inbursa S.A. de C.V. Series O	11,472,615	43,857,347	0.5%
# Industrias Penoles S.A.B. de C.V.	1,277,400	37,258,583	0.4%

17

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
*# Organizacion Soriana S.A.B. de C.V. Series B	16,434,200	$61,311,540	0.7%
Other Securities		208,439,731	2.4%
TOTAL COMMON STOCKS		754,036,308	8.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		34,933	0.0%
TOTAL — MEXICO		754,071,241	8.6%
PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		53,354,110	0.6%
POLAND — (2.5%)
COMMON STOCKS — (2.5%)
* Polski Koncern Naftowy Orlen SA	5,310,008	97,993,808	1.1%
Other Securities		145,485,436	1.7%
TOTAL — POLAND		243,479,244	2.8%
SOUTH AFRICA — (8.4%)
COMMON STOCKS — (8.4%)
African Rainbow Minerals, Ltd.	1,544,126	60,864,513	0.7%
ArcelorMittal South Africa, Ltd.	1,994,145	65,407,340	0.8%
Gold Fields, Ltd. Sponsored ADR	5,529,035	71,490,422	0.8%
* Harmony Gold Mining Co., Ltd.	3,183,494	37,904,967	0.4%
Sanlam, Ltd.	28,259,449	71,571,982	0.8%
Sasol, Ltd. Sponsored ADR	1,309,923	82,394,157	0.9%
Other Securities		421,871,139	4.8%
TOTAL — SOUTH AFRICA		811,504,520	9.2%
SOUTH KOREA — (9.6%)
COMMON STOCKS — (9.6%)
# Hyundai Motor Co., Ltd.	764,050	62,326,585	0.7%
Kookmin Bank Sponsored ADR	748,139	46,721,281	0.6%
POSCO ADR	1,060,011	144,850,503	1.7%
# Samsung Corp.	632,820	42,237,275	0.5%
Other Securities		631,706,846	7.1%
TOTAL COMMON STOCKS		927,842,490	10.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		280,992	0.0%
TOTAL — SOUTH KOREA		928,123,482	10.6%
TAIWAN — (11.5%)
COMMON STOCKS — (11.5%)
Chi Mei Optoelectronic Corp.	28,881,840	39,421,466	0.5%
* Chinatrust Financial Holdings Co., Ltd.	38,505,809	39,302,928	0.5%
Fubon Financial Holding Co., Ltd.	30,440,000	36,278,763	0.4%
Mega Financial Holding Co., Ltd.	73,408,000	57,510,033	0.7%
United Microelectronics Corp.	101,904,374	63,454,756	0.7%
Other Securities		866,265,514	9.7%
TOTAL — TAIWAN		1,102,233,460	12.5%
THAILAND — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		224,700,351	2.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		184,892	0.0%
TOTAL — THAILAND		224,885,243	2.6%

18

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
TURKEY — (2.2%)
COMMON STOCKS — (2.2%)
Eregli Demir ve Celik Fabrikalari Turk A.S.	6,325,909	$40,605,032	0.5%
Other Securities		170,059,133	1.9%
TOTAL — TURKEY		210,664,165	2.4%
	Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (9.6%)
@Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $862,125,000 FHLB 2.535%(y), 07/10/09, valued at $861,900,848) to be repurchased at $845,161,918	$845,000	844,999,960	9.6%
@Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $147,609,502 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/35 to 05/01/38 & FNMA, rates ranging from 5.505%(r) to 6.782%(r), maturities ranging from 06/01/28 to 01/01/38, valued at $81,410,896) to be repurchased at $79,830,233	79,815	79,814,603	0.9%
TOTAL SECURITIES LENDING COLLATERAL		924,814,563	10.5%
TOTAL INVESTMENTS — (100.0%) (Cost $6,544,263,578)		$9,626,966,190	109.6%

See accompanying Notes to Financial Statements.
19

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $830,343 of securities on loan)	$8,702,151
Collateral Received from Securities on Loan at Value	924,815
Foreign Currencies at Value	34,419
Cash	11,919
Receivables:
Investment Securities Sold	235
Dividends and Interest	37,799
Fund Shares Sold	76,116
Securities Lending Income	1,461
Prepaid Expenses and Other Assets	31
Total Assets	9,788,946
LIABILITIES:
Payables:
Upon Return of Securities Loaned	924,815
Investment Securities Purchased	67,081
Due to Advisor	726
Loan Payable	2,434
Deferred Thailand Capital Gains Tax	12,230
Accrued Expenses and Other Liabilities	816
Total Liabilities	1,008,102
NET ASSETS	$8,780,844
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	147,163,771
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$59.67
Investments at Cost	$5,619,449
Collateral Received from Securities on Loan at Cost	$924,815
Foreign Currencies at Cost	$33,965
NET ASSETS CONSIST OF:
Paid-In Capital	$5,324,177
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	85,190
Accumulated Net Realized Gain (Loss)	300,745
Deferred Thailand Capital Gains Tax	(12,230)
Net Unrealized Foreign Exchange Gain (Loss)	(194)
Net Unrealized Appreciation (Depeciation)	3,083,156
NET ASSETS	$8,780,844
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
20

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,181)	$119,101
Interest	541
Income from Securities Lending	8,142
Total Investment Income	127,784
Expenses
Investment Advisory Services Fees	4,091
Accounting & Transfer Agent Fees	409
Custodian Fees	2,892
Shareholders' Reports	17
Directors'/Trustees' Fees & Expenses	43
Legal Fees	22
Audit Fees	47
Other	102
Total Expenses	7,623
Net Investment Income (Loss)	120,161
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	302,082
Foreign Currency Transactions	107
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(547,350)
Translation of Foreign Currency Denominated Amounts	(272)
Deferred Thailand Capital Gains Tax	(248)
Net Realized and Unrealized Gain (Loss)	(245,681)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(125,520)

See accompanying Notes to Financial Statements.
21

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$120,161	$166,703
Net Realized Gain (Loss) on:
Investment Securities Sold	302,082	659,828
Foreign Currency Transactions	107	(2,063)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(547,350)	1,892,737
Translation of Foreign Currency Denominated Amounts	(272)	(230)
Deferred Thailand Capital Gains Tax	(248)	(3,211)
Net Increase (Decrease) in Net Assets Resulting from Operations	(125,520)	2,713,764
Distributions From:
Net Investment Income	(41,276)	(160,170)
Net Short-Term Gains	(12,627)	(7,987)
Net Long-Term Gains	(644,382)	(183,896)
Total Distributions	(698,285)	(352,053)
Capital Share Transactions (1):
Shares Issued	1,027,586	1,088,699
Shares Issued in Lieu of Cash Distributions	669,994	338,352
Shares Redeemed	(281,641)	(437,964)
Net Increase (Decrease) from Capital Share Transactions	1,415,939	989,087
Total Increase (Decrease) in Net Assets	592,134	3,350,798
Net Assets
Beginning of Period	8,188,710	4,837,912
End of Period	$8,780,844	$8,188,710
(1) Shares Issued and Redeemed:
Shares Issued	17,045	20,030
Shares Issued in Lieu of Cash Distributions	11,520	6,805
Shares Redeemed	(4,847)	(7,211)
	23,718	19,624
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$85,190	$6,305

See accompanying Notes to Financial Statements.
22

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$66.33	$46.60	$34.50	$27.57	$19.25	$12.81
Income from Investment Operations
Net Investment Income (Loss)	0.86	(A)	1.41	(A)	1.03	(A)	0.99	(A)	0.52	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.11)	21.49	12.95	7.42	8.42	6.45
Total from Investment Operations	(1.25)	22.90	13.98	8.41	8.94	6.78
Less Distributions
Net Investment Income	(0.31)	(1.34)	(1.04)	(0.88)	(0.41)	(0.34)
Net Realized Gains	(5.10)	(1.83)	(0.84)	(0.60)	(0.21)	—
Total Distributions	(5.41)	(3.17)	(1.88)	(1.48)	(0.62)	(0.34)
Net Asset Value, End of Period	$59.67	$66.33	$46.60	$34.50	$27.57	$19.25
Total Return	(1.66	)%(C)	51.59%	42.14%	31.60%	47.38%	53.30%
Net Assets, End of Period (thousands)	$8,780,844	$8,188,710	$4,837,912	$2,417,064	$1,172,950	$617,723
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.19%	0.22%	0.29%	0.34%	0.42%
Ratio of Net Investment Income to Average Net Assets	2.94	%(B)	2.50%	2.57%	3.23%	2.33%	2.39%
Portfolio Turnover Rate	6	%(C)	14%	9%	7%	8%	10%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
23

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

24

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Dimensional Emerging Markets Value Fund Inc.	$2,941,547	$6,685,419	—	$9,626,966

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $172 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

25

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2008, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $7 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,245,567
Sales	465,434

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

26

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$(1,431)	$1,431

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Gains	Long-Term Capital Gains	Total
2006	$94,881	$53,393	$148,274
2007	168,157	183,896	352,053

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Net Realized Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$21,416	$644,373	$665,789

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Fund had no capital loss carryforwards available to offset future realized capital gains.

Some of the Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2007, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $2,435 and $3,563, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,546,031	$3,485,966	$(405,031)	$3,080,935

27

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements.

F.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Fund under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

28

For the six months ended May 31, 2008, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
4.86%	$18,773	18	$46	$43,399

At May 31, 2008, the Fund had a loan outstanding in the amount of $2,434 (amount in thousands).

H.  Securities Lending:

As of May 31, 2008, the Fund had securities on loan to brokers/dealers, for which the Fund held cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Fund's investment policy, the cash collateral received by the Fund from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Fund's financial statements has not been determined.

29

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

30

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Directors (the "Board") of Dimensional Emerging Markets Value Fund Inc. (the "Fund") considered the continuation of the Fund's investment management agreement (the "Advisory Agreement.").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolio. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

31

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

32

DFA053108-005S

ITEM 2.          CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.          SCHEDULE OF INVESTMENTS.

The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depositary Receipt

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of May 31, 2008.
(y)	The rate shown is the effective yield.
–	Amounts designated as - are either zero or rounded to zero.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	6,363	$9,258
	Banco Macro SA	233,024	535,810
	BBVA Banco Frances SA	130,508	264,588
*	Capex SA Series A	394,725	1,011,241
*	Celulosa Argentina SA Series B	14,412	20,057
*	Central Puerto SA Series B	125,000	241,561
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	687,123
	Dycasa SA Series B	55,000	80,020
*	Endesa Costanera SA Series B	261,000	324,421
*	IRSA Inversiones y Representaciones SA	1,186,421	1,613,550
*	Juan Minetti SA	769,693	464,971
	Ledesma S.A.A.I.	885,405	1,450,598
*	MetroGas SA Series B	176,000	68,469
*	Molinos Rio de la Plata SA Series B	502,274	1,747,465
*	Petrobras Energia Participacio	518,520	742,915
*	Polledo SA Industria Constructora y FinancierA	50,000	9,915
	Siderar S.A.I.C. Series A	494,314	4,612,115
	Solvay Indupa S.A.I.C.	1,229,322	2,150,136
	Tenaris SA	140,000	4,383,676
	Transportadora de Gas del Sur SA Series B	364,679	306,809

TOTAL — ARGENTINA			20,724,698

BRAZIL — (11.9%)
COMMON STOCKS — (2.0%)
	Companhia Siderurgica Nacional SA	2,794,200	136,231,208
	Empresa Brasileira de Aeronautica SA ADR	336,300	12,617,976
	Eternit SA	829,920	4,888,185
	Globex Utilidades SA	45,131	702,007
	Industrias Romi SA	82,800	969,776
*	Magnesita Refratarios SA	703,917	10,191,974
	Perdigao SA	7,171	231,465
#	Perdigao SA ADR	464,626	30,525,928
TOTAL COMMON STOCKS			196,358,519

PREFERRED STOCKS — (9.9%)
#	Aracruz Celulose SA Sponsored ADR	201,340	18,269,592
	Braskem SA Preferred A	1,479,200	11,968,197
#	Braskem SA Preferred A Sponsored ADR	506,100	8,234,247
	Centrais Electricas de Santa Catarina SA	259,400	7,575,469
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	7,016,622

#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	231,100	10,903,298
*	Companhia de Tecidos Norte de Minas	529,350	2,541,791
	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	2,044,814	8,548,873
	Duratex SA	805,100	18,314,602
	Forjas Taurus SA	650,650	4,120,317
	Gerdau SA	1,222,542	61,544,260
#	Gerdau SA Sponsored ADR	1,259,570	62,928,117
*	Inepar Industria e Construcoes SA	7,896	239,817
	Investimentos Itau SA	6,589,069	47,438,058
	Klabin SA	4,779,704	18,895,479
	Mahle-Metal Leve SA Industria e Comercio	4,000	90,378
	Marcopolo SA	1,454,700	6,877,739
	Metalurgica Gerdau SA	2,366,200	163,662,773
#	Net Servicos de Comunicacao SA Preferred ADR	416,624	5,982,721
	Sadia SA	3,082,282	26,075,746
#	Sadia SA ADR	1,250,066	31,864,182
	Sao Paulo Alpargatas SA	37,800	2,916,631
	Suzano Papel e Celullose SA	2,299,139	42,406,499
	Suzano Petroquimica SA	1,016,323	6,929,617
	Telemar Norte Leste SA	631,500	37,268,789
	Ultrapar Participacoes SA	170,741	6,823,341
#	Ultrapar Participacoes SA Sponsored ADR	128,400	5,118,024
	Uniao de Industrias Petroquimicas SA Series B	6,467,073	6,918,357
	Usinas Siderurgicas de Minas Gerais SA Series A	4,770,055	256,612,269
	Votorantim Celulose e Papel SA	629,975	21,298,694
#	Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	39,752,460
	Whirlpool SA	72,600	172,294
TOTAL PREFERRED STOCKS			949,309,253

RIGHTS/WARRANTS — (0.0%)
*	Investimentos Itau SA Rights 06/02/08	53,479	83,844

TOTAL — BRAZIL			1,145,751,616

CHILE — (2.4%)
COMMON STOCKS — (2.2%)
	Banco de Credito e Inversiones SA Series A	81,935	2,421,640
	CAP SA	199,310	6,658,186
	Cementos Bio-Bio SA	665,307	1,571,700
	Compania Cervecerias Unidas SA	143,000	1,029,826
	Compania Cervecerias Unidas SA ADR	4,000	142,160
	Compania de Consumidores de Gas Santiago SA	124,667	567,871
	Compania de Telecomunicaciones de Chile SA Series A	2,486,405	4,191,879
	Compania de Telecomunicaciones de Chile SA Series B	372,166	580,965
	Compania SudAmericana de Vapores SA	7,770,771	12,534,806
	Compania Telecomunicaciones de Chile SA Sponsored ADR	1,712,478	11,559,227
	Componia Tecno Industrial S.A.	4,900,000	178,581
	CorpBanca SA	1,044,617,607	6,407,510
#	Corpbanca SA ADR	30,058	916,769
	Cristalerias de Chile SA	264,624	2,643,761

#	Distribucion y Servicio D&S SA ADR	11,500	253,575
	Empresa Nacional de Electricidad SA	2,694,503	4,615,623
	Empresa Nacional de Telecomunicaciones SA	116,880	1,787,805
	Empresas CMPC SA	739,360	25,930,307
	Empresas Copec SA	1,119,488	16,962,999
	Empresas Iansa SA	24,637,401	1,389,684
	Enersis SA	31,903,095	12,251,267
	Enersis SA Sponsored ADR	4,542,672	86,356,195
	Industrias Forestales SA	3,436,382	815,412
	Inversiones Frimetal SA	4,900,000	—
	Madeco SA	38,949,259	4,337,153
#	Madeco SA Sponsored ADR	244,922	2,770,068
	Masisa SA	9,629,100	2,224,443
	Minera Valparaiso SA	7,500	226,350
	Parque Arauco SA	2,474,668	2,549,611
	Soquimic Comercial SA	198,000	119,101
	Vina de Concha y Toro SA	272,412	515,964
	Vina San Pedro SA	79,756,271	531,210
	Watt’s SA	163,489	110,762
TOTAL COMMON STOCKS			215,152,410

PREFERRED STOCKS — (0.2%)
	Sociedad Quimica y Minera de Chile SA Series A	43,364	1,534,370
	Sociedad Quimica y Minera de Chile SA Series B	481,533	16,537,193
TOTAL PREFERRED STOCKS			18,071,563

TOTAL — CHILE			233,223,973

CHINA — (10.2%)
COMMON STOCKS — (10.2%)
	AMVIG Holdings, Ltd.	2,060,000	2,260,789
* #	AviChina Industry and Technology Co., Ltd.	15,896,000	2,472,843
* #	Bank of China, Ltd.	144,990,000	74,094,769
#	Baoye Group Co., Ltd.	2,332,000	1,479,452
#	Beijing Capital International Airport Co., Ltd.	9,438,000	9,709,947
#	Beijing Capital Land, Ltd.	8,428,000	2,895,276
	Beijing Enterprises Holdings, Ltd.	6,321,000	23,385,032
* #	Brilliance China Automotive Holdings, Ltd.	47,156,000	7,320,513
#	Byd Co., Ltd.	915,800	1,450,084
	Catic Shenzhen Holdings, Ltd.	1,996,000	1,894,721
#	Chaoda Modern Agriculture	27,220,650	38,365,660
* #	China Aerospace International Holdings, Ltd.	24,209,600	2,954,955
#	China Everbright, Ltd.	7,753,000	18,640,316
#	China Foods, Ltd.	13,806,000	6,673,115
#	China Green (Holdings), Ltd.	2,691,000	3,557,578
* #	China Haidian Holdings, Ltd.	9,398,000	759,725
* #	China Mining Resources Group, Ltd.	19,966,000	2,182,386
#	China Pharmaceutical Group, Ltd.	18,972,000	8,395,152
#	China Rare Earth Holdings, Ltd.	14,708,700	3,529,856
	China Resources Enterprise, Ltd.	13,033,000	43,268,209
	China Shineway Pharmaceutical Group, Ltd.	141,000	104,905

#	China Shipping Container Lines Co., Ltd.	37,648,150	18,706,917
	China Travel International Investment Hong Kong, Ltd.	46,972,000	18,935,276
	China Unicom, Ltd.	2,392,000	5,664,368
#	China Unicom, Ltd. ADR	4,576,045	104,288,065
* #	Chongqing Iron and Steel Co., Ltd.	3,448,000	1,661,105
	Citic Pacific, Ltd.	16,878,000	72,548,953
	CNPC (Hong Kong), Ltd.	39,910,000	20,983,200
#	Comba Telecom Systems Holdings, Ltd.	6,698,000	2,350,500
#	COSCO International Holdings, Ltd.	6,458,000	3,966,018
#	COSCO Pacific, Ltd.	20,796,000	39,451,446
#	Dalian Port (PDA) Co., Ltd.	13,542,000	8,779,793
	Denway Motors, Ltd.	63,186,000	29,619,174
#	Digital China Holdings, Ltd.	1,170,000	847,361
	Dongfeng Motor Corp.	45,796,000	22,937,283
#	Dynasty Fine Wines Group, Ltd.	7,646,000	1,590,194
*	Enerchina Holdings, Ltd.	5,215,500	194,024
#	First Tractor Co., Ltd.	3,695,176	1,623,673
* #	Founder Holdings, Ltd.	3,334,000	169,162
#	FU JI Food & Catering Services	1,202,000	1,513,612
#	Geely Automobile Holdings, Ltd.	35,510,000	4,281,590
	Global Bio-Chem Technology Group Co., Ltd.	20,940,000	8,947,637
#	Great Wall Motor Co., Ltd.	3,000,000	3,013,278
* #	Great Wall Technology Co., Ltd.	2,476,000	534,120
#	Guangshen Railway Co., Ltd. Sponsored ADR	428,049	10,838,201
#	Guangzhou Pharmaceutical Co., Ltd.	2,018,000	1,812,734
	Hainan Meilan International Airport Co., Ltd.	1,552,000	1,869,995
*	Harbin Power Equipment Co., Ltd.	5,342,000	10,067,156
#	HKC (Holdings), Ltd.	32,665,000	6,582,606
#	Hopson Development Holdings, Ltd.	7,550,000	16,134,128
#	Hunan Non-Ferrous Metal Corp., Ltd.	37,586,000	12,590,533
*	Industrial and Commercial Bank of China (Asia), Ltd.	1,940,000	1,453,081
#	Jingwei Textile Machinery Co., Ltd.	552,000	141,654
#	Kingway Brewery Holdings, Ltd.	8,120,000	1,541,952
#	Lianhua Supermarket Holdings Co., Ltd.	1,616,000	2,236,705
#	Lingbao Gold Co., Ltd.	2,806,000	1,338,721
	Maanshan Iron and Steel Co., Ltd.	34,716,000	26,008,727
	Minmetals Resources, Ltd.	15,152,000	7,002,984
#	Neo-China Land Group (Holdings), Ltd.	9,602,000	6,262,789
#	Nine Dragons Paper Holdings, Ltd.	15,564,000	16,972,200
	PetroChina Co., Ltd. ADR	35,300	5,032,015
	Qingling Motors Co., Ltd.	10,466,000	1,907,296
* #	Semiconductor Manufacturing International Corp.	205,225,000	13,027,279
*	Semiconductor Manufacturing International Corp. ADR	907,264	3,030,262
* #	Shanghai Electric Group Co., Ltd.	45,160,000	26,815,876
	Shanghai Industrial Holdings, Ltd.	8,583,000	31,792,727
#	Shanghai Prime Machinery Co., Ltd.	7,192,000	1,881,807
#	Shenzhen International Holdings, Ltd.	134,515,000	14,495,530
	Shenzhen Investment, Ltd.	30,748,000	12,712,244
	Shenzhou International Group	917,000	264,200
	Shimao Property Holdings, Ltd.	14,936,000	24,926,885
	SinoCom Software Group, Ltd.	585,000	105,094
#	Sinolink Worldwide Holdings, Ltd.	23,242,000	4,237,220

	Sinopec Kantons Holdings, Ltd.	7,806,000	1,470,416
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	198,680	8,090,250
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	30,164,000	6,586,646
#	Sinotrans, Ltd.	23,787,000	6,384,091
#	Skyworth Digital Holdings, Ltd.	24,249,100	2,737,940
#	SRE Group, Ltd.	16,950,053	2,696,621
#	Stone Group Holdings, Ltd.	12,322,000	950,079
* #	TCL Communication Technology Holdings, Ltd.	19,687,000	631,266
* #	TCL Multimedia Technology Holdings, Ltd.	51,282,400	2,431,411
#	Tianjin Capital Environmental Protection	3,784,000	1,433,575
	TPV Technology, Ltd.	20,604,000	12,691,325
	Travelsky Technology, Ltd.	7,503,000	5,959,923
	Weiqiao Textile Co., Ltd.	6,822,500	7,234,710
#	Xiamen International Port Co., Ltd.	10,062,000	3,126,929
	Xiwang Sugar Holdings Co., Ltd.	7,845,952	3,061,265
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	89,071	9,727,444
* #	Zhejiang Glass Co., Ltd.	2,328,000	1,951,195
#	ZTE Corp.	2,589,160	12,699,580

TOTAL — CHINA			980,949,299

CZECH REPUBLIC — (0.7%)
COMMON STOCKS — (0.7%)
	CEZ A.S.	74,076	6,119,805
	Telefonica 02 Czech Republic A.S.	1,166,446	36,723,927
* #	Unipetrol A.S.	1,161,073	19,497,422

TOTAL — CZECH REPUBLIC			62,341,154

HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
* #	Danubius Hotel & Spa NYRT	138,417	6,197,531
#	Egis Gyogyszergyar NYRT	115,885	12,768,335
* #	Fotex NYRT	999,439	4,581,926
* #	MOL Hungarian Oil & Gas NYRT	974,850	146,756,842
* #	OTP Bank NYRT	144,020	6,494,312
*	Pannonplast NYRT	550,140	5,074,733
*	RABA Automotive Holding NYRT	255,327	2,984,719
	Richter Gedeon NYRT	63,163	13,897,592
*	Synergon Information Systems	75,249	574,403
	Tiszai Vegyi Kombinat NYRT	237,913	7,357,274
	Zwack Unicum NYRT	387	40,052

TOTAL — HUNGARY			206,727,719

INDIA — (9.2%)
COMMON STOCKS — (9.1%)
*	Abhishek Industries, Ltd.	92,524	37,269
*	Adani Enterprises, Ltd.	600,601	11,213,568
*	Aditya Birla Nuvo, Ltd.	159,991	5,381,838
	Adlabs Films, Ltd.	86,755	1,255,816
	Aftek, Ltd.	866,625	955,377
*	Agro Tech Foods, Ltd.	136,705	406,549

	Alembic, Ltd.	619,600	814,321
	Alok Industries, Ltd.	736,832	1,091,301
	Ambuja Cements, Ltd.	3,753,732	8,405,003
	Amtek Auto, Ltd.	314,027	2,156,601
	Apollo Hospitals Enterprise, Ltd.	146,588	1,669,189
*	Apollo Tyres, Ltd.	1,751,970	1,733,878
*	Arvind Mills, Ltd.	1,330,891	1,404,618
*	Ashok Leyland, Ltd.	6,035,668	5,069,510
	Asian Hotels, Ltd.	2,100	31,538
	Aurobindo Pharma, Ltd.	215,126	1,529,927
	Avaya GlobalConnect, Ltd.	21,933	85,180
	Axis Bank, Ltd.	313,001	5,848,747
	Aztecsoft, Ltd.	154,842	256,347
	Bajaj Auto Finance, Ltd.	90,482	564,187
	Bajaj Auto, Ltd. (6124142)	66,284	996,213
*	Bajaj Auto, Ltd. (B2QKXW0)	66,284	896,875
*	Bajaj Finserv, Ltd.	66,284	1,007,882
	Bajaj Hindusthan, Ltd.	479,621	2,142,159
*	Balaji Telefilms, Ltd.	204,578	1,000,850
	Ballarpur Industries, Ltd.	2,658,186	2,182,941
	Balmer Lawrie & Co., Ltd.	48,430	452,380
*	Balrampur Chini Mills, Ltd.	724,381	1,558,492
	Bank of Maharashtra, Ltd.	410,000	432,824
	Bank of Rajasthan, Ltd.	439,521	1,144,932
	BASF India, Ltd.	99,750	598,908
	Bata India, Ltd.	98,732	381,872
	BEML, Ltd.	104,405	2,644,442
	Bharat Forge, Ltd.	160,000	963,551
	Bharati Shipyard, Ltd.	30,210	333,996
	Bhushan Steel & Strips, Ltd.	146,706	3,138,042
	Biocon, Ltd.	202,179	2,201,717
	Blue Star Infotech, Ltd.	12,900	20,589
	BOC India, Ltd.	300,919	1,119,246
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	1,332,710
	Cadila Healthcare, Ltd.	6,400	44,462
	Ceat, Ltd.	102,352	231,367
	Century Enka, Ltd.	133,495	359,989
*	Century Textiles & Industries, Ltd.	191,952	3,119,278
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	4,445,719
*	Chi Investments, Ltd.	34,117	47,051
	Cholamandalam DBS Finance, Ltd.	477	1,589
	City Union Bank, Ltd.	839,100	575,220
	Clariant Chemicals (India), Ltd.	2,398	12,699
	Coromandel Fertilisers, Ltd.	136,536	412,539
	Cranes Software International, Ltd.	313,759	937,065
	Cummins India, Ltd.	50,000	347,589
*	Dabur Pharma, Ltd.	55,164	95,008
	Dalmia Cement (Bharat), Ltd.	28,800	190,136
	DCM Shriram Consolidated, Ltd.	210,988	304,372
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	963,661
*	Dhampur Sugar Mills, Ltd.	91,465	121,543
*	Dish TV India, Ltd.	617,884	672,557

	D-Link (India), Ltd.	118,369	226,716
	Dr. Reddy’s Laboratories, Ltd.	617,398	10,290,530
	Dr. Reddy’s Laboratories, Ltd. ADR	20,700	336,789
	E.I.D. - Parry (India), Ltd.	357,212	1,647,318
	Eicher Motors, Ltd.	28,098	198,735
	EIH, Ltd.	881,287	2,662,545
	Elder Pharmaceuticals, Ltd.	97,715	836,754
	Electrosteel Casings, Ltd.	513,690	576,644
	Elgi Equipments, Ltd.	174,405	226,349
*	Escorts, Ltd.	388,991	869,197
	Essel Propack, Ltd.	442,637	337,580
*	Eveready Industries (India), Ltd.	351,390	363,549
	Everest Industries, Ltd.	23,275	56,643
	Exide Industries, Ltd.	1,150,517	2,007,794
	FAG Bearings (India), Ltd.	500	5,507
*	FDC, Ltd.	179,858	122,271
	Federal Bank, Ltd.	1,021,848	5,276,146
	Finolex Cables, Ltd.	537,055	864,113
	Finolex Industries, Ltd.	695,629	1,133,122
	Gammon India, Ltd.	111,404	1,062,456
	Garden Silk Mills, Ltd.	52,000	68,789
	Geometric, Ltd.	73,022	85,071
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	96,950
*	Goetze (India), Ltd.	9,785	16,483
	Graphite India, Ltd.	89,000	141,798
	Great Eastern Shipping Co., Ltd.	825,643	9,799,051
	Great Offshore, Ltd.	136,410	2,317,267
	GTL, Ltd.	697,870	3,939,510
	Gujarat Alkalies & Chemicals, Ltd.	471,803	2,181,720
	Gujarat Fluorochemicals, Ltd.	101,490	476,594
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	2,321,849
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	1,973,315
	H.E.G., Ltd.	129,459	898,141
	HCL Infosystems, Ltd.	209,000	814,532
	HCL Technologies, Ltd.	349,200	2,569,656
	HDFC Bank, Ltd.	241,906	7,735,333
*	Himachal Futuristic Communications, Ltd.	504,605	219,279
*	Himatsingka Seide, Ltd.	137,216	153,724
	Hinduja Ventures, Ltd.	65,909	473,833
	Hindustan Construction Co., Ltd.	1,016,128	2,843,336
*	Hindustan Motors, Ltd.	383,680	271,051
	Hindustan Sanitaryware & Industries, Ltd.	24,608	28,484
	Hotel Leelaventure, Ltd.	1,602,335	1,591,737
	HTMT Global Solutions, Ltd.	65,909	545,259
	ICI India, Ltd.	47,767	656,803
	ICICI Bank Sponsored ADR	1,211,268	45,701,142
	IDBI Bank, Ltd.	3,178,422	6,523,269
	India Cements, Ltd.	1,297,654	4,881,222
	India Glycols, Ltd.	115,658	803,959
	Indiabulls Financial Services, Ltd.	6,234	53,774
*	Indiabulls Securities, Ltd.	6,234	15,455

	Indian Hotels Co., Ltd.	3,531,468	9,146,562
	Indian Oil Corp., Ltd.	8,798	88,020
	Indo Rama Synthetics (India), Ltd.	202,314	166,503
	Indoco Remedies, Ltd.	500	3,145
	IndusInd Bank, Ltd.	1,816,067	3,294,166
	Ipca Laboratories, Ltd.	94,786	1,338,430
	IVRCL Infrastructures & Projects, Ltd.	34,169	332,712
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	385,719
*	Jammu & Kashmir Bank, Ltd.	222,503	3,406,140
	JBF Industries, Ltd.	35,983	94,880
	Jet Airways (India), Ltd.	244,572	3,097,056
	Jindal Poly Films, Ltd.	21,594	107,677
	Jindal Saw, Ltd.	162,712	2,202,544
	Jindal Stainless, Ltd.	774,612	2,510,729
	Jindal Steel & Power, Ltd.	566,145	31,119,744
	JK Tyre and Industries, Ltd.	119,005	336,785
	JSW Steel, Ltd.	1,091,845	30,056,414
	Jubilant Organosys, Ltd.	138,688	1,142,985
	Karnataka Bank, Ltd.	256,552	1,220,033
	Karur Vysya Bank, Ltd.	87,485	748,354
*	Kesoram Industries, Ltd.	204,223	1,600,810
	Kirloskar Oil Engines, Ltd.	458,360	1,070,791
	Kohinoor Foods, Ltd.	95,364	182,239
*	Konark Minerals, Ltd.	246,234	35,089
	Lanxess ABS, Ltd.	32,052	124,077
	LIC Housing Finance, Ltd.	423,699	3,391,196
	Maharashtra Scooters, Ltd.	13,612	89,485
	Mahindra & Mahindra, Ltd.	581,143	8,088,195
	Mahindra Lifespace Developers, Ltd.	48,000	712,348
	Maruti Suzuki India, Ltd.	544,780	9,823,981
	Mastek, Ltd.	83,250	782,218
*	Matrix Laboratories, Ltd.	490,684	2,145,851
*	Megasoft, Ltd.	60,998	123,345
	Mercator Lines, Ltd.	153,434	419,875
	Merck, Ltd.	29,241	238,003
*	MIRC Electronics, Ltd.	229,924	99,022
	Mirza International, Ltd.	5,000	2,045
	Monnet Ispat, Ltd.	25,865	355,537
	Monsanto India, Ltd.	1,817	82,288
	Moser Baer (India), Ltd.	872,302	3,730,965
	Mphasis, Ltd.	292,087	1,632,416
	MRF, Ltd.	17,453	1,667,689
	Mukand, Ltd.	379,410	796,569
	Mukta Arts, Ltd.	30,300	71,253
	Nagarjuna Construction Co., Ltd.	574,251	2,659,123
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,946,847	3,275,664
*	Nahar Capital & Financial Services, Ltd.	51,549	64,474
	Nahar Spinning Mills, Ltd.	51,549	69,023
	Natco Pharma, Ltd.	110,241	220,608
	Navneet Publications (India), Ltd.	118,740	252,485
*	Netflier Finco, Ltd.	39,668	27,704
	NIIT Technologies, Ltd.	190,440	642,199

	NIIT, Ltd.	149,557	387,524
*	Nirma, Ltd.	286,992	1,059,857
	NOCIL, Ltd.	1,279,177	769,002
*	OCL India, Ltd.	82,078	238,508
*	OCL Iron and Steel, Ltd.	246,234	35,089
	Omax Autos, Ltd.	64,810	70,266
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,519,718
	Orient Paper and Industries, Ltd.	53,000	49,122
	Patni Computer Systems, Ltd.	315,650	2,030,163
	Petronet LNG, Ltd.	1,859,989	3,050,787
*	Polaris Software Lab, Ltd.	396,842	985,223
	Prism Cements, Ltd.	358,139	319,107
	PSL, Ltd.	62,792	551,808
	PTC India, Ltd.	64,837	134,716
*	Punjab Tractors, Ltd.	72,971	395,461
*	Rain Commodities, Ltd.	215,083	1,089,037
	Rallis India, Ltd.	15,926	157,784
	Raymond, Ltd.	288,315	1,777,573
*	REI Agro, Ltd.	195,681	7,534,920
*	Reliance Capital, Ltd.	339,307	9,557,951
	Reliance Communications, Ltd.	4,291,822	58,187,305
	Reliance Industries, Ltd.	4,804,665	271,588,273
*	Reliance Natural Resources, Ltd.	3,800,245	9,040,295
*	Rico Auto Industries, Ltd.	160,452	94,402
	Rolta India, Ltd.	643,272	4,588,140
	Ruchi Soya Industries, Ltd.	941,355	2,147,661
*	SEAMEC, Ltd.	51,335	181,717
	Sesa GOA, Ltd.	8,700	877,430
	Shasun Chemicals & Drugs, Ltd.	94,986	117,705
	Shriram Transport Finance Co., Ltd.	105,855	855,446
*	Sicagen India, Ltd.	3,414	—
*	Sical Logistics, Ltd.	3,414	12,436
	SKF India, Ltd.	15,701	97,171
	Sona Koyo Steering Systems, Ltd.	59,284	51,610
	Sonata Software, Ltd.	457,576	370,462
	South India Bank, Ltd.	219,375	705,917
	SREI Infrastructure Finance, Ltd.	692,456	2,319,238
	SRF, Ltd.	266,306	734,504
*	Sterlite Industries (India), Ltd. Series A	1,436,564	31,511,370
	Sterlite Technologies, Ltd.	274,890	1,335,208
	Strides Arcolab, Ltd.	126,300	481,030
	Subros, Ltd.	73,890	61,588
	Sundram Fastners, Ltd.	38,520	27,862
	Supreme Petrochem, Ltd.	101,631	54,593
*	Swaraj Engines, Ltd.	14,132	77,203
	Syndicate Bank	1,271,548	2,083,612
	Tata Chemicals, Ltd.	1,092,020	10,367,218
	Tata Investment Corp., Ltd.	57,960	806,118
	Tata Metaliks, Ltd.	26,681	106,693
	Tata Motors, Ltd.	405,012	5,502,829
* #	Tata Motors, Ltd. Sponsored ADR	13,518	187,359
	Tata Steel, Ltd.	2,285,578	48,543,864

	Tata Tea, Ltd.	166,270	3,376,806
	Tele Data Informatics, Ltd.	534,517	220,670
*	Teledata Marine Solutions, Ltd.	267,258	215,607
*	Teledata Technology Solution	267,258	215,607
*	Trent, Ltd.	14,497	175,751
	Tube Investments of India, Ltd.	486,775	533,871
	TVS Motor Co., Ltd.	1,082,101	925,365
	Ucal Fuel Systems, Ltd.	24,245	39,024
*	Unichem Laboratories, Ltd.	64,206	220,250
*	United Phosphorus, Ltd.	176,000	1,411,356
	Usha Martin, Ltd.	1,017,075	2,240,793
*	Uttam Galva Steels, Ltd.	305,386	282,795
*	Vardhman Textiles, Ltd.	88,383	249,644
	Varun Shipping Co.	549,032	1,008,676
	Videocon Industries, Ltd.	35,767	294,136
	Videsh Sanchar Nigam, Ltd.	929,481	9,808,891
#	Videsh Sanchar Nigam, Ltd. ADR	37,900	920,591
*	Welspun India, Ltd.	37,142	43,500
	Welspun-Gujarat Stahl Rohren, Ltd.	572,923	5,250,041
*	Wire & Wireless India, Ltd.	434,815	368,404
	Wockhardt, Ltd.	103,639	724,545
	Wyeth, Ltd.	6,540	66,893
	Zee Entertainment Enterprises, Ltd.	1,795,929	9,598,727
*	Zee News, Ltd.	726,155	879,283
	Zensar Technologies, Ltd.	68,072	226,434
	Zuari Industries, Ltd.	127,958	731,653
TOTAL COMMON STOCKS			877,776,727

PREFERRED STOCKS — (0.1%)
*	Ispat Industries, Ltd.	1,463,759	200,661
*	Tata Steel, Ltd.	1,714,184	5,537,636
TOTAL PREFERRED STOCKS			5,738,297

RIGHTS/WARRANTS — (0.0%)
*	Cholamandal DBS Finance, Ltd. Warrants 10/29/07	130	94

TOTAL — INDIA			883,515,118

INDONESIA — (2.7%)
COMMON STOCKS — (2.7%)
*	PT Agis Tbk	2,012,000	75,571
*	PT Apac Citra Centretex Tbk	774,000	7,063
*	PT Apexindo Pratama Tbk	3,776,500	807,007
*	PT Asahimas Flat Glass Tbk	5,333,500	1,700,633
	PT Astra Graphia Tbk	18,779,000	1,210,412
	PT Astra International Tbk	21,950,000	49,507,950
*	PT Bakrie & Brothers Tbk	100,297,250	5,708,803
*	PT Bakrieland Development Tbk	165,525,750	7,377,129
	PT Bank Danamon Indonesia Tbk	8,780,500	5,374,757
	PT Bank Niaga Tbk	83,751,000	8,631,343

*	PT Bank Pan Indonesia Tbk	141,853,326	9,445,436
	PT Berlian Laju Tanker Tbk	54,456,800	12,141,371
	PT Bhakti Investama Tbk	58,671,675	3,403,227
	PT Budi Acid Jaya Tbk	19,230,000	702,153
	PT Charoen Pokphand Indonesia Tbk	32,617,666	3,818,131
*	PT Ciputra Surya Tbk	17,718,000	1,026,953
*	PT Clipan Finance Indonesia Tbk	12,461,000	428,084
*	PT Davomas Adabi Tbk	142,035,000	3,663,743
*	PT Dynaplast Tbk	3,040,000	179,495
	PT Enseval Putera Megatrading Tbk	11,535,000	693,273
*	PT Ever Shine Textile Tbk	19,347,215	186,930
	PT Global Mediacom Tbk	1,595,500	89,113
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	2,234,500	1,775,898
*	PT Hero Supermarket Tbk	220,000	94,471
*	PT Holcim Indonesia Tbk	13,834,500	1,648,519
	PT Indocement Tunggal Prakarsa Tbk	1,161,000	766,342
	PT Indofood Sukses Makmur Tbk	45,650,500	13,725,985
	PT Indo-Rama Synthetics Tbk	7,901,320	575,164
	PT International Nickel Indonesia Tbk	58,860,000	38,558,449
	PT Jaya Real Property Tbk	25,947,500	2,371,676
	PT Kalbe Farma Tbk	23,514,000	2,222,441
*	PT Kawasan Industry Jababeka Tbk	112,088,500	1,720,891
	PT Lautan Luas Tbk	2,102,000	313,836
	PT Lippo Karawaci Tbk	103,661,500	7,789,136
	PT Matahari Putra Prima Tbk	35,510,900	2,019,040
	PT Mayorah Indah Tbk	8,807,572	1,296,941
	PT Medco Energi International Tbk	31,249,000	16,948,520
	PT Mitra Adiperkasa Tbk	3,033,000	156,422
*	PT Modern Photo Tbk	1,266,500	67,982
*	PT Panasia Indosyntec Tbk	403,200	17,314
*	PT Panin Insurance Tbk	30,688,500	1,054,269
*	PT Panin Life Tbk	38,423,500	660,154
	PT Petrosea Tbk	76,000	51,342
*	PT Polychem Indonesia Tbk	14,413,500	410,599
	PT Ramayana Lestari Sentosa Tbk	3,531,500	276,639
	PT Samudera Indonesia Tbk	415,500	249,774
	PT Selamat Semp Tbk	10,624,000	564,560
	PT Semen Gresik Tbk	63,932,410	30,199,515
	PT Sinar Mas Agro Resources & Technology Tbk	8,192,900	6,008,509
*	PT Sumalindo Lestari Jaya Tbk	277,500	50,675
	PT Summarecon Agung Tbk	9,582,000	344,586
*	PT Sunson Textile Manufacturer Tbk	6,012,000	180,715
*	PT Suparma Tbk	3,995,345	156,554
*	PT Surya Dumai Industri Tbk	5,145,000	—
	PT Surya Toto Indonesia Tbk	46,400	39,850
*	PT Suryainti Permata Tbk	17,378,000	681,025
*	PT Tempo Scan Pacific Tbk	64,660,000	4,515,340
	PT Tigaraksa Satria Tbk	718,200	26,985
	PT Trias Sentosa Tbk	29,527,200	698,609
	PT Trimegah Sec Tbk	34,298,000	938,835
	PT Tunas Ridean Tbk	11,550,000	1,352,889

*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	1,035,823
*	PT Unggul Indah Cahaya Tbk	371,435	97,694
TOTAL COMMON STOCKS			257,842,545

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrie & Brothers Tbk Rights 04/18/08	596,768,637	—
*	PT Bakrieland Development Tbk Warrants 04/30/10	7,865,025	194,198
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	2,136,666	48,170
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	5,451,425	21,068
*	PT Summarecon Agung Tbk Warrants 06/21/10	262,500	2,564
TOTAL RIGHTS/WARRANTS			266,000

TOTAL — INDONESIA			258,108,545

ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
*	Afcon Industries, Ltd.	1,451	12,519
	Africa Israel Industries, Ltd.	7,006	535,670
*	American Israeli Paper Mills, Ltd.	23,254	1,935,824
*	Ashtrom Properties, Ltd.	171,400	182,870
* #	AudioCodes, Ltd. ADR	82,926	323,411
	Azorim Investment Development & Construction Co., Ltd.	299,403	4,067,896
	Bank Hapoalim B.M.	14,182,489	72,588,578
	Bank Leumi Le-Israel	13,378,631	73,536,714
	Bank of Jerusalem, Ltd.	71,150	130,258
	Baran Group, Ltd.	90,555	1,486,185
	Blue Square Chain Investments and Properties, Ltd.	33,400	249,029
	Clal Industries, Ltd.	773,796	4,333,500
	Clal Insurance Enterprise Holdings, Ltd.	46,894	1,032,646
*	Delta-Galil Industries, Ltd.	131,707	782,553
	Dexia Isreal, Ltd.	1,050	120,567
	Discount Investment Corp.	283,611	7,868,587
	Elbit Medical Imaging, Ltd.	141,338	8,124,037
*	Electra (Israel), Ltd.	13,319	2,065,974
*	Elron Electronic Industries, Ltd.	274,956	2,454,940
*	Feuchtwanger Investments, Ltd.	10,500	39
*	First International Bank of Israel, Ltd.	294,660	4,613,548
*	First International Bank of Israel, Ltd. (6123804)	752,360	2,274,472
	Formula Systems, Ltd.	91,685	1,125,730
*	Formula Vision Technologies, Ltd.	1	—
*	Granite Hacarmel Investments, Ltd.	142,500	360,351
	IDB Development Corp., Ltd. Series A	299,281	8,506,951
	Industrial Building Corp., Ltd.	937,191	2,406,447
	Israel Cold Storage & Supply Co., Ltd.	7,000	65,280
	Israel Petrochemical Enterprises, Ltd.	197,712	1,503,616
*	Israel Salt Industries, Ltd.	158,462	910,399
*	Israel Steel Mills, Ltd.	97,000	1,175
*	Jerusalem Oil Exploration, Ltd.	27,096	448,003
*	Kardan Israel, Ltd.	2,237	9,110
*	Knafaim Arkia Holdings, Ltd.	117,857	984,131
	Koor Industries, Ltd.	149,180	9,578,503

	Leader Holding & Investments, Ltd.	197,439	335,161
	Liberty Properties, Ltd.	3,457	37,753
	Makhteshim-Agan Industries, Ltd.	227,355	2,132,713
*	Mer Industries, Ltd.	19,959	123,319
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	96,160
*	Metalink, Ltd.	11,000	20,843
*	Middle East Tube Co., Ltd.	18,000	44,565
*	Miloumor, Ltd.	97,997	204,215
*	Minrav Holdings, Ltd.	2,000	120,761
	Mivtach Shamir Holdings, Ltd.	10,944	385,409
*	Naphtha Israel Petroleum Corp.	407,900	232,071
*	OCIF Investments and Development, Ltd.	14,180	334,107
*	Orckit Communications, Ltd.	109,096	796,181
	Property and Building Corp., Ltd.	15,803	1,575,460
*	Retalix, Ltd.	88,603	1,370,411
	Scailex Corp., Ltd.	423,455	3,577,893
*	Suny Electronic Inc., Ltd.	90,241	324,200
	Super-Sol, Ltd. Series B	793,301	4,443,709
	Team Computer & Systems, Ltd.	6,937	307,121
*	The Israel Land Development Co., Ltd.	176,934	1,093,399
*	Tower Semiconductor, Ltd.	578,773	590,272
* #	TTI Team Telecom International, Ltd. ADR	18,170	39,066
*	Union Bank of Israel, Ltd.	499,194	2,748,956
	United Mizrahi Bank, Ltd.	1,696,011	14,581,852
	Urdan Industries, Ltd.	526,698	767,803
*	Ytong Industries, Ltd.	157,153	180,501

TOTAL — ISRAEL			251,083,414

MALAYSIA — (3.4%)
COMMON STOCKS — (3.4%)
	A&M Realty Berhad	854,200	171,898
*	Advanced Synergy Capital Berhad	153,500	20,619
	Affin Holdings Berhad	9,805,900	6,175,363
*	Airasia Berhad	430,000	137,929
	Alliance Financial Group Berhad	5,187,100	5,028,335
	Al-’Aqar KPJ REIT	109,921	32,501
	Aluminum Co. of Malaysia Berhad	250,000	80,233
*	AMBD Berhad	2,782,700	188,924
	AMMB Holdings Berhad	21,388,662	26,274,357
	Ancom Berhad	413,437	132,737
	Ann Joo Resources Berhad	1,178,400	1,396,926
	APM Automotive Holdings Berhad	1,024,700	686,336
	Apollo Food Holdings Berhad	198,400	166,984
	Asas Dunia Berhad	524,700	129,614
	Asia Pacific Land Berhad	5,644,300	583,121
	Asiatic Development Berhad	1,918,900	4,913,513
	Bandar Raya Developments Berhad	3,669,100	2,603,822
	Batu Kawan Berhad	2,309,250	7,912,372
	Berjaya Corp. Berhad	15,708,680	4,894,424
*	Berjaya Corp. Berhad ICULS	36,680,990	5,660,647
	Berjaya Land Berhad	3,273,000	5,148,139

	Bernas Padiberas Nasional Berhad	4,807,300	2,760,397
	Bimb Holdings Berhad	1,544,700	538,850
	Bina Darulaman Berhad	118,000	35,273
	Binaik Equity Berhad	149,800	31,330
	Bolton Properties Berhad	1,277,400	335,094
	Boustead Holdings Berhad	3,343,400	5,571,840
	Boustead Properties Berhad	343,700	573,140
	Cahya Mata Sarawak Berhad	1,401,400	934,475
	Chemical Co. of Malaysia Berhad	311,000	276,539
	Chin Teck Plantations Berhad	296,600	746,081
	Choo Bee Metal Industries Berhad	339,700	238,967
*	Country Heights Holdings Berhad	174,000	57,461
	Cycle & Carriage Bintang Berhad	249,800	182,564
*	Damansara Realty Berhad	2,955,600	154,874
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	230,355
	DNP Holdings Berhad	1,431,800	495,814
	DRB-Hicom Berhad	7,715,700	2,619,859
	Eastern & Oriental Berhad (6468754)	1,863,766	918,719
	Eastern & Oriental Berhad (B19ZLW1)	283,149	218,479
	Eastern Pacific Industrial Corp. Berhad	497,700	308,406
	ECM Libra Avenue Berhad	6,220,730	1,286,442
*	EON Capital Berhad	1,707,807	2,688,777
*	Equine Capital Berhad	690,000	126,651
	Esso Malaysia Berhad	905,500	698,907
	Far East Holdings Berhad	388,800	851,984
	Focal Aims Holdings Berhad	424,000	44,107
*	Fountain View Development Berhad	2,573,200	174,723
	Gamuda Berhad	9,077,000	6,866,472
	General Corp. Berhad	1,681,400	602,879
	Globetronics Technology Berhad	360,000	26,098
	Glomac Berhad	1,609,100	521,195
	Gold IS Berhad	1,598,600	782,285
*	Golden Plus Holdings Berhad	201,000	137,688
	Gopeng Berhad	273,900	73,155
	Grand United Holdings Berhad	1,387,700	257,021
*	Gula Perak Berhad	50	1
	GuocoLand (Malaysia) Berhad	486,000	217,186
	Hap Seng Consolidated Berhad	1,779,200	1,560,373
	Hong Leong Financial Group Berhad	1,249,437	1,967,029
	Hong Leong Industries Berhad	1,225,800	1,558,843
	Hume Industries (Malaysia) Berhad	537,667	693,767
	Hunza Properties Berhad	1,033,300	573,800
	Hwang-DBS (Malaysia) Berhad	908,700	507,731
	IGB Corp. Berhad	11,062,600	5,970,786
	IJM Corp. Berhad	5,666,500	10,057,441
	IJM Plantations Berhad	115,400	140,349
*	Insas Berhad	3,779,000	548,266
	Integrated Logistics Berhad	1,222,800	313,309
	IOI Corp. Berhad	1,852,500	4,260,305
	IOI Properties Berhad	13,600	41,958
*	Jaks Resources Berhad	3,438,000	764,725

	Jaya Tiasa Holdings Berhad	1,185,135	1,412,482
	Jerneh Asia Berhad	425,120	209,958
	K & N Kenanga Holdings Berhad	2,209,100	515,013
*	Karambunai Corp. Berhad	6,839,800	179,387
	Keck Seng (Malaysia) Berhad	1,663,400	2,433,689
	Kian Joo Can Factory Berhad	3,566,680	1,354,388
*	KIG Glass Industrial Berhad	260,000	2,407
	Kim Hin Industry Berhad	453,800	185,663
	Kim Loong Resources Berhad	232,000	274,986
	KLCC Property Holdings Berhad	5,492,000	5,150,864
	Knusford Berhad	153,300	52,046
	KPJ Healthcare Berhad	1,570,300	1,772,887
	KrisAssets Holdings Berhad	250,377	219,589
	KSL Holdings Berhad	189,466	67,803
	Kuala Lumpur Kepong Berhad	2,100,050	11,466,733
*	Kub Malaysia Berhad	6,829,000	905,921
	Kuchai Development Berhad	345,600	97,628
	Kulim Malaysia Berhad	2,050,825	5,765,352
*	Kumpulan Europlus Berhad	1,702,900	183,781
	Kumpulan Fima Berhad	585,100	83,970
*	Kumpulan Hartanah Selangor Berhad	520,000	109,050
	Kwantas Corp. Berhad	246,000	302,326
*	Land & General Berhad	14,757,000	1,571,348
	Landmarks Berhad	1,497,200	915,027
*	LBS Bina Group Berhad	1,607,000	198,207
	Leader Universal Holdings Berhad	6,643,033	1,712,466
	Leong Hup Holdings Berhad	1,469,800	527,000
*	Lien Hoe Corp. Berhad	1,997,150	101,516
*	Lion Corp Berhad	2,717,500	595,650
	Lion Diversified Holdings Berhad	1,682,500	654,312
	Lion Industries Corp. Berhad	4,734,381	4,193,865
	MAA Holdings Berhad	888,700	342,915
	Malaysia Building Society Berhad	419,000	170,754
*	Malaysian Airlines System Berhad	387,067	422,938
	Malaysian Bulk Carriers Berhad	1,712,725	2,176,514
	Malaysian Mosaics Berhad	354,240	108,671
*	Malaysian Resources Corp. Berhad	4,575,700	1,837,289
	Marco Holdings Berhad	1,710,000	58,041
	MBM Resources Berhad	487,533	434,505
*	Measat Global Berhad	377,500	174,667
	Mega First Corp. Berhad	1,101,700	434,787
	Melewar Industrial Group Berhad	1,294,300	373,643
	Merge Housing Berhad	58,952	10,588
	Metro Kajang Holdings Berhad	535,333	216,118
*	Metroplex Berhad	817,000	—
	Mieco Chipboard Berhad	873,900	145,668
	MISC Berhad	285,000	836,046
	MK Land Holdings Berhad	6,778,500	742,816
	MMC Corp. Berhad	6,310,479	6,931,328
	MNRB Holdings Berhad	1,150,800	1,705,156
	MTD ACPI Engineering Berhad	2,193,100	628,712
	MTD Infraperdana Berhad	6,166,300	1,426,380

	Muda Holdings Berhad	706,000	180,871
	Muhibbah Engineering Berhad	748,000	556,271
	MUI Properties Berhad	1,314,000	75,031
*	Mulpha International Berhad	11,817,500	3,794,533
	Multi-Purpose Holdings Berhad	1,974,000	1,066,329
	MWE Holdings Berhad	458,000	135,116
*	Narra Industries Berhad	154,200	29,254
	NCB Holdings Berhad	2,381,700	2,410,306
	Negri Sembilan Oil Palms Berhad	167,600	242,158
	New Straits Times Press (Malaysia) Berhad	1,751,100	946,176
	NV Multi Corp. Berhad	671,800	153,254
	Nylex (Malaysia) Berhad	328,550	137,970
	OKS Property Holdings Berhad	373,356	91,051
	Oriental Holdings Berhad	3,021,116	5,502,679
	Oriental Interest Berhad	170,000	70,635
	OSK Holdings Berhad	5,309,618	2,917,903
	OSK Ventures Interantional Berhad	66,000	26,694
	P.I.E. Industrial Berhad	323,600	529,449
	Pacific & Orient Berhad	283,365	117,199
*	Pan Malaysia Cement Works Berhad	1,271,800	78,510
	Panasonic Manufacturing Malaysia Berhad	339,180	1,224,450
*	Paracorp Berhad	252,000	778
	Paramount Corp. Berhad	203,900	146,257
*	Parkson Holdings Berhad	2,519,790	4,745,249
	PBA Holdings Berhad	1,502,500	459,121
	Pelikan International Corp. Berhad	148,680	128,068
*	Permaju Industries Berhad	1,714,300	267,616
	Petronas Dagangan Berhad	970,900	2,411,641
	PJ Development Holdings Berhad	2,768,800	597,896
	PK Resources Berhad	5,300	1,273
	Pos Malaysia & Services Holdings Berhad	3,633,817	2,141,256
	PPB Group Berhad	6,909,466	24,338,466
*	Prime Utilities Berhad	46,000	3,450
*	Promet Berhad	140,000	—
	Protasco Berhad	282,200	75,945
*	Proton Holdings Berhad	3,652,500	3,765,360
*	Pulai Springs Berhad	159,800	57,459
*	Ramunia Holdings Berhad	2,434,780	1,171,617
	Ranhill Berhad	4,323,500	1,803,459
*	RB Land Holdings Berhad	742,900	483,503
	RHB Capital Berhad	3,940,800	6,142,560
*	Salcon Berhad	574,000	109,742
*	Sapura Resources Berhad	286,800	22,364
	Sarawak Energy Berhad	4,746,700	4,391,898
	Sarawak Oil Palms Berhad	195,910	365,707
	Scientex Inc. Berhad	645,048	248,909
	Scomi Group Berhad	2,390,000	612,332
	Selangor Dredging Berhad	1,312,700	282,848
	Shangri-La Hotels (Malaysia) Berhad	738,000	514,783
	Shell Refining Co. Federation of Malaysia Berhad	217,100	737,124
	SHL Consolidated Berhad	1,008,700	516,699
*	Silverstone Corp. Berhad	8,690	174

	Sime Darby Berhad	132	388
	Southern Acids (Malaysia) Berhad	44,000	23,530
	Southern Steel Berhad	865,300	908,210
	Store Corp. Berhad	124,630	117,863
	Subur Tiasa Holdings Berhad	460,530	449,314
	Sunrise Berhad	1,538,784	1,068,112
	Sunway City Berhad	2,358,700	2,255,800
*	Sunway Holdings Berhad	4,077,900	1,775,676
	Suria Capital Holdings Berhad	590,800	437,009
	TA Enterprise Berhad	10,119,100	3,435,994
	Tahp Group Berhad	27,000	28,806
*	Talam Corp. Berhad	5,944,350	385,233
	Tamco Corp. Holdings Berhad	219,500	23,378
	Tan Chong Motor Holdings Berhad	5,338,300	3,280,842
	TDM Berhad	1,059,200	718,659
*	Tebrau Teguh Berhad	2,520,000	512,702
	Tekala Corp. Berhad	337,700	78,203
	TH Group Berhad	1,975,800	417,787
*	Time Dotcom Berhad	8,911,700	1,097,954
	Tiong Nam Transport Holdings Berhad	171,500	41,578
	Tradewinds (Malaysia) Berhad	844,200	1,298,743
	TSR Capital Berhad	157,900	49,238
	UAC Berhad	77,398	92,320
	UEM World Berhad	3,852,300	4,068,361
	UMW Holdings Berhad	2,916,886	5,894,319
	Unico-Desa Plantations Berhad	4,011,228	1,275,111
	Unisem (M) Berhad	4,666,700	2,044,905
	United Malacca Rubber Estates Berhad	450,100	1,111,166
	United Plantations Berhad	678,200	2,884,872
*	Utama Banking Group Berhad	1,811,200	1,341,518
	Utusan Melayu (Malaysia) Berhad	449,500	131,711
	VS Industry Berhad	1,069,755	987,255
	Warisan TC Holdings Berhad	109,850	66,635
	WTK Holdings Berhad	2,299,250	1,731,679
	Yeo Hiap Seng (Malaysia) Berhad	355,320	184,698
	YTL Corp. Berhad	5,993,600	13,876,682
	YTL Power International Berhad	399,573	273,503
	Yu Neh Huat Berhad	2,169,400	1,459,431
	Zelan Berhad	1,937,000	1,589,952
TOTAL COMMON STOCKS			330,522,944

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	113,042
*	Malayan United Industries Berhad A2	1,526,067	103,622
TOTAL PREFERRED STOCKS			216,664

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	545,754
*	Jerneh Asia BHD	159,420	19,681
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	1,407

*	OSK Property Warrants 04/05/09	93,339	5,041
*	Salcon Berhad Warrants 05/17/14	143,500	17,827
*	Sarawak Oil Palms Warrants 2010	26,784	36,373
	Symphony House Berhad Warrants 2009	510,960	44,935
TOTAL RIGHTS/WARRANTS			671,018

TOTAL — MALAYSIA			331,410,626

MEXICO — (7.8%)
COMMON STOCKS — (7.8%)
#	Alfa S.A.B. de C.V. Series A	6,037,464	44,316,976
	Cemex S.A.B. de C.V. Sponsored ADR	8,655,525	246,163,131
#	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	226,600	14,139,840
#	Consorcio ARA S.A.B. de C.V.	4,319,000	4,833,905
*	Consorcio Hogar S.A.B. de C.V. Series B	707,031	256,923
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	7,880,200	24,504,164
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,666,486	3,391,204
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	2,788
	Corporativo Fragua S.A.B. de C.V. Series B	70	878
*	Desc S.A. de C.V. Series B	2,072,467	1,807,437
*	Dine S.A.B. de C.V.	1,848,267	1,755,188
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	116,282
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,910,521
	Embotelladora Arca S.A.B. de C.V., Mexico	458,003	1,744,190
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,849
* #	Empresas ICA S.A.B. de C.V.	2,356,372	15,823,772
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	496,628	13,384,125
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,464,000	6,866,246
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,149,795	54,097,855
*	Gmd Resorts Sab de CV	41,400	48,101
*	Gruma S.A.B. de C.V. ADR	85,416	1,020,721
* #	Gruma S.A.B. de C.V. Series B	3,922,307	11,786,267
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	469,089	16,596,369
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	739,200	3,779,915
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	223,143	11,465,087
#	Grupo Carso S.A.B. de C.V. Series A-1	13,173,051	58,591,145
	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,821,092	15,109,136
	Grupo Continental S.A.B. de C.V.	1,444,500	3,871,708
	Grupo Financiero Inbursa S.A. de C.V. Series O	11,472,615	43,857,347
	Grupo Gigante S.A.B. de C.V. Series B	324,076	606,090
	Grupo Herdez S.A.B. de C.V.	319,000	465,995
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,771,700	2,887,271
	Grupo Industrial Saltillo S.A.B. de C.V.	1,363,869	2,220,316
* #	Grupo Iusacell S.A.B. de C.V.	143,500	1,640,286
*	Grupo Mexicano de Desarrollo S.A.B. de CV	43,400	117,335
	Grupo Nutrisa S.A. de C.V.	428	498
	Grupo Posadas S.A. de C.V. Series L	356,000	575,930
*	Grupo Qumma S.A. de C.V. Series B	5,301	92
*	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	6,727,615	10,020,005
	Industrias Bachoco S.A.B. de C.V. Series B	823,600	1,995,213
* #	Industrias CH S.A.B. de C.V. Series B	4,997,752	25,667,496

#	Industrias Penoles S.A.B. de C.V.	1,277,400	37,258,583
* #	Organizacion Soriana S.A.B. de C.V. Series B	16,434,200	61,311,540
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	977
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	2,944
*	Savia S.A. de C.V.	3,457,285	268,014
#	Vitro S.A.B. de C.V.	3,272,886	5,956,064
#	Vitro S.A.B. de C.V. Sponsored ADR	330,736	1,792,589
TOTAL COMMON STOCKS			754,036,308

RIGHTS/WARRANTS — (0.0%)
*	Consorcio Hogar S.A. de C.V. Rights 06/14/08	707,031	34,933

TOTAL — MEXICO			754,071,241

PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
	A. Soriano Corp.	20,195,000	1,405,215
	Alaska Milk Corp.	7,953,000	945,052
*	Alsons Consolidated Resources, Inc.	16,904,000	228,768
*	Bacnotan Consolidated Industries, Inc.	2,341,817	656,979
	Banco de Oro- EPCI, Inc.	5,115,420	5,909,896
*	Belle Corp.	31,340,000	615,501
*	Benpres Holdings Corp.	560,000	28,424
	Cebu Holdings, Inc.	7,763,250	415,789
*	Digital Telecommunications Phils., Inc.	96,987,000	3,415,949
	DMCI Holdings, Inc.	5,724,000	863,348
*	Empire East Land Holdings, Inc.	24,860,000	329,639
*	Export & Industry Bank, Inc.	14,950	92
	Filinvest Development Corp.	6,763,500	457,322
*	Filinvest Land, Inc.	237,350,156	5,105,082
*	Filipina Water Bottling Corp.	5,471,786	—
	First Philippines Holdings Corp.	2,298,200	1,733,261
*	House of Investments, Inc.	700,000	31,020
	Megaworld Properties & Holdings, Inc.	96,696,600	4,339,285
	Metro Bank & Trust Co.	7,428,220	6,630,876
*	Mondragon International Philippines, Inc.	2,464,000	7,038
	Petron Corp.	22,111,000	2,580,644
*	Philippine National Bank	3,619,900	2,939,455
*	Philippine National Construction Corp.	398,900	44,661
*	Philippine Realty & Holdings Corp.	20,930,000	174,999
	Philippine Savings Bank	1,232,313	1,196,536
*	Prime Media Holdings, Inc.	409,000	3,972
*	Prime Orion Philippines, Inc.	13,400,000	114,147
*	RFM Corp.	4,976,400	50,086
	Rizal Commercial Banking Corp.	1,165,699	486,837
	Robinson’s Land Corp. Series B	6,157,700	1,479,840
	Security Bank Corp.	2,136,110	2,980,428
	Semirara Mining Corp.	141,700	162,099
	Shang Properties, Inc.	614,285	25,024
	SM Development Corp.	29,035,248	1,460,313
*	Solid Group, Inc.	19,668,000	251,664

	Union Bank of the Philippines	821,942	657,862
	Universal Robina Corp.	18,561,345	5,627,007

TOTAL — PHILIPPINES			53,354,110

POLAND — (2.5%)
COMMON STOCKS — (2.5%)
	Agora SA	478,834	7,762,008
*	Amica Wronki SA	174,355	1,264,791
	Asseco Poland SA	403,058	11,697,267
	Bank Millennium SA	5,515,278	21,954,433
	Bank Pekao SA	41,481	3,605,690
*	Bank Przemyslowo Handlowy BPH SA	31,412	1,156,507
*	Bioton SA	8,166,578	2,593,525
*	Boryszew SA	268,708	685,698
*	Budimex SA	100,539	3,791,346
*	Ciech SA	22,407	834,853
	Debica SA	107,266	4,304,088
*	Echo Investment SA	1,181,359	3,513,468
	Elektrobudowa SA	29,635	2,684,629
	Fabryki Mebli Forte SA	70,159	279,859
*	Farmacol SA	3,734	64,074
*	Ferrum SA	4,233	17,626
	Grupa Kety SA	107,026	5,353,707
	Grupa Lotos SA	839,119	12,937,208
	Impexmetal SA	6,026,700	9,604,293
	Kredyt Bank SA	317,313	2,879,816
*	Kroscienskie Huty Szkla Krosno SA	63,425	60,287
*	Lentex SA	158,570	1,289,674
*	MNI SA	326,495	451,387
*	Mondi Packaging Paper Swiecie SA	3,774	89,320
*	Mostostal Export SA	879,352	1,681,525
*	Mostostal Warszawa SA	351,006	9,701,925
*	Mostostal Zabrze Holding SA	350,940	1,374,157
*	Netia Holdings SA	3,441,202	5,252,293
*	Opoczno SA	8,902	139,212
	Orbis SA	668,253	16,613,732
*	Polnord SA	45,920	1,871,973
*	Polski Koncern Miesny Duda SA	250,886	612,974
*	Polski Koncern Naftowy Orlen SA	5,310,008	97,993,808
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	4,382	69,457
*	Raciborska Fabryka Kotlow SA	1,167,888	5,656,705
*	Stalexport SA	733,603	918,138
	Ster-Projekt SA	202,124	620,314
	Sygnity SA	71,024	692,527
*	Synthos SA	2,898,040	1,333,104
	Zelmer SA	3,000	71,846

TOTAL — POLAND			243,479,244

SOUTH AFRICA — (8.4%)
COMMON STOCKS — (8.4%)
	ABSA Group, Ltd.	2,353,362	26,435,153
	Advtech, Ltd.	620,958	342,824
	Aeci, Ltd.	1,334,024	11,929,002
	Afgri, Ltd.	2,326,794	2,132,582
	African Bank Investments, Ltd.	3,484,415	11,204,477
	African Rainbow Minerals, Ltd.	1,544,126	60,864,513
*	AG Industries, Ltd.	1,340,058	246,426
	Allied Electronics Corp., Ltd.	543,185	3,065,926
	Amalgamated Appliance Holdings, Ltd.	1,148,822	279,926
	ArcelorMittal South Africa, Ltd.	1,994,145	65,407,340
	Argent Industrial, Ltd.	927,027	1,953,958
	AST Group, Ltd.	968,701	145,151
	Aveng, Ltd.	2,632,366	22,533,829
	AVI, Ltd.	3,477,686	6,680,652
	Avusa, Ltd.	391,810	695,844
*	Avusa, Ltd.	391,810	1,215,194
	Barloworld, Ltd.	2,022,480	27,343,831
	Bell Equipment, Ltd.	374,930	1,725,424
	Business Connexion Group	465,381	327,327
	Capitec Bank Holdings, Ltd.	143,752	576,314
	Caxton & CTP Publishers & Printers, Ltd.	2,238,205	3,687,886
	City Lodge Hotels, Ltd.	6,227	60,214
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	1,770,481	7,140,633
	Datacentrix Holdings, Ltd.	603,757	316,228
*	Delta Electrical Industries, Ltd.	234,340	285,195
	Dimension Data Holdings P.L.C.	3,977,377	4,123,524
	Distell Group, Ltd.	680,989	4,653,848
	Dorbyl, Ltd.	184,041	192,641
*	Durban Roodeport Deep, Ltd.	194,447	157,364
*	Enaleni Pharmaceuticals, Ltd.	1,656,967	620,271
	Enviroserv Holdings, Ltd.	259,484	418,107
*	Eqstra Holdings, Ltd.	829,977	1,472,509
	Exxaro Resources, Ltd.	80,503	1,663,800
*	Freeworld Coatings, Ltd.	2,119,859	2,511,210
#	Gold Fields, Ltd.	183,112	2,362,770
	Gold Fields, Ltd. Sponsored ADR	5,529,035	71,490,422
	Gold Reef Resorts, Ltd.	344,218	836,632
	Grindrod, Ltd.	1,298,695	4,519,660
	Group Five, Ltd.	182,543	1,259,970
*	Harmony Gold Mining Co., Ltd.	3,183,494	37,904,967
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	425,220	5,060,118
*	Highveld Steel & Vanadilum Corp., Ltd.	268,788	6,312,496
	Hudaco Industries, Ltd.	117,393	1,233,440
#	Hulamin, Ltd.	757,380	2,324,668
	Iliad Africa, Ltd.	76,658	100,096
	Illovo Sugar, Ltd.	497,655	2,020,871
	Imperial Holdings, Ltd.	829,977	5,774,352
	Investec, Ltd.	1,125,335	7,844,130
*	JCI, Ltd.	4,289,448	—
	JD Group, Ltd.	1,116,746	4,397,767
*	Johnnic Holdings, Ltd.	44,772	70,028

	Kap International Holdings, Ltd.	1,207,660	396,931
	Lewis Group, Ltd.	930,772	4,221,680
	Liberty Group, Ltd.	1,566,347	15,024,929
*	M Cubed Holdings, Ltd.	1,850,526	48,639
	Medi-Clinic Corp., Ltd.	1,032,627	2,582,208
*	Merafe Resources, Ltd.	9,817,457	4,899,436
	Metair Investments, Ltd.	1,084,560	1,788,474
*	Metorex, Ltd.	411,846	1,298,404
	Metropolitan Holdings, Ltd.	7,756,480	12,582,137
	Mondi, Ltd.	400,351	3,075,331
	Murray & Roberts Holdings, Ltd.	1,479,104	17,078,898
	Mustek, Ltd.	520,141	253,781
	Mvelaphanda Group, Ltd.	3,564,018	3,467,905
	Nampak, Ltd.	4,925,966	8,873,309
	Naspers, Ltd. Series N	78,824	1,839,623
	Nedbank Group, Ltd.	2,424,600	31,737,039
	New Clicks Holdings, Ltd.	2,651,056	4,916,379
#	Northam Platinum, Ltd.	746,149	6,714,892
	Nu-World Holdings, Ltd.	158,299	336,350
	Oceana Group, Ltd.	482,566	1,357,669
	Omnia Holdings, Ltd.	405,946	4,055,631
	Palabora Mining Co., Ltd.	69,265	1,381,883
	Peregrine Holdings, Ltd.	665,741	1,102,138
	Pretoria Portland Cement Co., Ltd.	2,927,992	13,635,779
*	Product Co.	130,947	—
	PSG Group, Ltd.	686,911	1,824,862
*	Randgold & Exploration Co., Ltd.	256,811	—
	Redefine Income Fund, Ltd.	83,325	61,300
	Sanlam, Ltd.	28,259,449	71,571,982
	Sappi, Ltd.	1,311,653	18,790,901
	Sappi, Ltd. Sponsored ADR	602,200	8,599,416
	Sasol, Ltd. Sponsored ADR	1,309,923	82,394,157
	Spur Corp., Ltd.	171,875	159,247
#	Steinhoff International Holdings, Ltd.	9,195,876	23,635,434
	Sun International, Ltd.	139,784	1,632,039
	Super Group, Ltd.	2,030,145	1,403,137
	Telkom South Africa, Ltd.	1,022,486	18,399,802
#	Telkom South Africa, Ltd. Sponsored ADR	5,288	381,529
*	Tiger Wheels, Ltd.	575,610	—
	Tongaat-Hulett, Ltd.	721,298	8,707,564
	Trans Hex Group, Ltd.	509,906	602,494
	Trencor, Ltd.	1,097,706	4,042,855
	UCS Group, Ltd.	1,309,466	446,823
*	Value Group, Ltd.	874,662	260,023

TOTAL — SOUTH AFRICA			811,504,520

SOUTH KOREA — (9.6%)
COMMON STOCKS — (9.6%)
#	Aekyung Petrochemical Co., Ltd.	19,060	655,146
* #	Anam Electronics Co., Ltd.	24,280	132,341
#	Asia Cement Manufacturing Co., Ltd.	12,968	806,253

	Asia Paper Manufacturing Co., Ltd.	34,410	369,333
	AUK Corp.	40,090	98,500
#	Bing Grae Co., Ltd.	29,190	1,034,475
#	BNG Steel Co., Ltd	41,370	466,265
#	Bohae Brewery Co., Ltd.	8,830	171,549
	Boo Kook Securities Co., Ltd.	27,705	691,724
#	Boryung Pharmaceutical Co., Ltd.	10,796	523,913
	BYC Co., Ltd.	810	162,133
	Byuck San Corp.	10,472	163,283
#	Byuck San Engineering and Construction Co., Ltd.	87,860	494,937
#	Cambridge Members Co., Ltd.	8,070	115,273
#	Cheil Industrial, Inc.	95,804	4,950,536
	Cho Kwang Leather Co., Ltd.	13,660	98,121
	Cho Kwang Paint Co., Ltd.	24,260	58,187
*	Choil Aluminum Manufacturing Co., Ltd.	13,190	104,920
	Chon Bang Co., Ltd.	2,520	88,332
	Choongwae Pharmaceutical Corp.	17,940	316,927
	Chosun Refractories Co., Ltd.	10,390	971,750
#	Chungho Comnet Co., Ltd.	20,090	390,298
*	CJ Cheiljedang Corp.	505	130,727
*	CJ Corp.	72,352	5,092,811
* #	Comtec Systems Co., Ltd.	75,460	139,259
*	Cosmochemical Co., Ltd.	47,640	409,519
#	Crown Confectionery Co., Ltd.	1,670	128,203
	Dae Chang Industrial Co., Ltd.	257,400	186,300
	Dae Dong Industrial Co., Ltd.	17,320	334,997
	Dae Hyun Co., Ltd.	192,600	137,465
#	Dae Sang Corp.	110,202	1,209,750
#	Dae Won Kang Up Co., Ltd.	238,400	493,566
* #	Dae Young Packaging Co., Ltd.	388,976	156,785
#	Daeduck Electronics Co., Ltd.	157,570	726,795
#	Daeduck Industries Co., Ltd.	61,130	452,954
	Daegu Bank Co., Ltd.	353,602	5,220,471
#	Daehan Flour Mills Co., Ltd.	5,955	1,121,481
*	Daehan Pulp Co., Ltd.	15,051	46,956
	Daehan Synthetic Fiber Co., Ltd.	5,193	625,271
#	Daekyo Co., Ltd.	34,648	2,371,668
#	Daelim Industrial Co., Ltd.	96,827	11,621,157
	Daelim Trading Co., Ltd.	31,734	147,353
	Daesang Farmsco Co., Ltd.	42,230	75,419
#	Daesang Holdings Co., Ltd.	33,096	159,737
#	Daesung Industrial Co., Ltd.	8,895	1,292,112
* #	Daewon Cable Co., Ltd.	13,570	125,676
	Daewon Pharmaceutical Co., Ltd.	39,180	178,037
*	Daewoo Electronic Components Co., Ltd.	281,540	121,657
#	Daewoo Motor Sales Corp.	97,400	2,905,035
	Daewoong Co., Ltd.	14,890	506,268
	Dahaam E-Tec Co., Ltd.	5,985	185,888
#	Daishin Securities Co., Ltd.	248,481	4,793,053
#	Daiyang Metal Co., Ltd.	77,290	381,612
#	Daou Technology, Inc.	98,850	713,698
	DC Chemical Co., Ltd.	1,370	523,045

#	DI Corp.	101,890	206,900
	Digital Power Communications Co., Ltd.	113,840	210,293
	Dong Ah Tire Industrial Co., Ltd.	51,594	480,895
*	Dong Hai Pulp Co., Ltd.	6,457	78,116
	Dong IL Rubber Belt Co., Ltd.	39,459	108,047
#	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	635,466
* #	Dong Won Co., Ltd.	14,220	193,252
	Dongbang Agro Co., Ltd.	53,610	347,752
	Dongbang Transport Logistics Co., Ltd.	51,750	296,085
#	Dongbu Corp.	73,520	1,585,775
* #	Dongbu HiTek Co., Ltd.	104,044	857,265
#	Dongbu Securities Co., Ltd.	75,776	603,787
#	Dongbu Steel Co., Ltd.	92,198	1,316,264
	Dong-Il Corp.	6,223	477,592
	Dongkook Industrial Co., Ltd.	16,200	75,042
	Dongkuk Steel Mill Co., Ltd.	176,412	8,031,237
	Dongsu Industrial Co., Ltd.	27,140	461,094
	Dongsung Chemical Co., Ltd.	1,858	25,704
*	Dongsung Holdings Co., Ltd.	7,671	98,450
	Dongsung Pharmaceutical Co., Ltd.	18,510	161,635
#	Dongwon F&B Co., Ltd.	10,026	412,846
	Dongwon Industries Co., Ltd.	7,116	905,123
	Dongyang Engineering & Construction Corp.	6,597	265,533
	Dongyang Express Bus Corp.	3,729	98,282
#	Dongyang Mechatronics Corp.	46,027	350,970
#	Doosan Heavy Industries & Construction Co., Ltd.	1,479	176,093
	DPI Co., Ltd.	22,738	180,992
	Duck Yang Industry Co., Ltd.	4,000	39,252
#	Ducsung Co., Ltd.	45,260	114,761
* #	Eagon Industrial Co., Ltd.	11,400	194,963
*	En Paper Manufacturing Co., Ltd.	46,660	141,459
	Enex Co., Ltd.	59,600	68,817
	e-Starco Co., Ltd.	170,050	135,373
#	F&F Co., Ltd.	62,660	297,017
	Feelux Co., Ltd.	95,500	142,366
* #	First Fire & Marine Insurance Co., Ltd.	28,830	429,956
#	Fursys, Inc.	29,120	716,368
	Gaon Cable Co., Ltd.	12,730	469,199
	GIIR, Inc.	31,610	278,412
#	Global & Yuasa Battery Co., Ltd.	53,100	1,288,687
	Green Cross Corp.	10,540	885,276
#	GS Holdings Corp.	285,000	13,289,387
#	Hae In Co., Ltd.	55,050	206,397
#	Halla Climate Control Corp.	90,050	961,868
#	Halla Engineering & Construction Corp.	38,260	1,261,309
* #	Han All Pharmaceutical Co., Ltd.	79,410	270,145
#	Han Kuk Carbon Co., Ltd.	25,070	168,997
#	Han Yang Securities Co., Ltd.	41,750	856,073
	Hana Financial Group, Inc.	463,203	19,344,331
	Handok Pharmaceuticals Co., Ltd.	18,150	317,109
#	Handsome Corp.	110,990	1,363,281
#	Hanil Cement Manufacturing Co., Ltd.	25,603	2,219,131

#	Hanil Construction Co., Ltd.	38,025	496,154
	Hanil E-Wha Co., Ltd.	135,210	313,999
	Hanil Iron & Steel Co., Ltd.	1,815	59,072
	Hanjin Heavy Industries and Construction Co., Ltd.	114,787	5,881,102
* #	Hanjin Heavy Industry Co., Ltd.	91,460	2,656,454
#	Hanjin Shipping Co., Ltd.	270,360	12,332,237
#	Hanjin Transportation Co., Ltd.	38,000	1,439,664
	Hankook Cosmetics Co., Ltd.	110,860	423,647
	Hankook Shell Oil Co., Ltd.	1,880	174,308
#	Hankook Tire Manufacturing Co., Ltd.	335,120	4,818,009
#	Hankuk Glass Industries, Inc.	29,050	827,650
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	642,446
	Hansae Co., Ltd.	43,890	173,083
#	Hanshin Construction Co., Ltd.	24,880	628,123
#	Hansol Chemical Co., Ltd.	35,837	372,411
* #	Hansol Paper Co., Ltd.	158,874	2,060,984
#	Hanssem Co., Ltd.	60,410	495,701
*	Hansung Enterprise Co., Ltd.	9,410	52,151
#	Hanwha Chemical Corp.	267,600	3,235,733
#	Hanwha Securities Co., Ltd.	186,168	1,736,933
	Hanwha Timeworld Co., Ltd.	9,000	124,072
* #	Heavy Industries	59,460	315,794
	Heung-A Shipping Co., Ltd.	63,680	196,100
#	Honam Petrochemical Corp.	64,915	5,562,185
#	Hotel Shilla Co., Ltd.	67,520	1,561,012
	HS R&A Co., Ltd.	12,680	125,628
#	Huchems Fine Chemical Corp.	38,970	989,380
* #	Huneed Technologies	9,003	53,482
#	Husteel Co., Ltd.	22,160	490,819
#	Hwa Sung Industrial Co., Ltd.	44,200	495,846
	Hwacheon Machine Tool Co., Ltd.	2,050	99,190
	Hwacheon Machinery Works Co., Ltd.	4,490	79,806
	Hwashin Co., Ltd.	59,700	173,404
* #	Hynix Semiconductor, Inc.	269,028	8,100,440
#	Hyosung T & C Co., Ltd.	124,047	9,493,294
	Hyundai Cement Co., Ltd.	17,245	623,588
#	Hyundai Department Store H & S Co., Ltd.	21,786	1,849,608
#	Hyundai DSF Co., Ltd.	38,700	424,917
#	Hyundai Elevator Co., Ltd.	22,090	2,070,337
#	Hyundai Hysco	270,550	3,021,446
#	Hyundai Merchant Marine Co., Ltd.	139,351	4,981,411
	Hyundai Mobis	3,297	293,838
#	Hyundai Motor Co., Ltd.	764,050	62,326,585
	Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	413,513
#	Hyundai Securities Co., Ltd.	472,919	6,273,485
#	Hyundai Steel Co.	238,900	19,203,672
#	Il Dong Pharmaceutical Co., Ltd.	20,084	759,267
	Il Sung Construction Co., Ltd.	7,660	69,617
	Iljin Diamond Co., Ltd.	11,368	155,101
*	Iljin Display Co., Ltd.	14,591	165,876
	Ilshin Spinning Co., Ltd.	5,070	354,011
#	Ilsung Pharmaceutical Co., Ltd.	9,060	914,751

#	InziControls Co., Ltd.	27,640	135,636
#	ISU Chemical Co., Ltd.	19,790	224,015
#	IsuPetasys Co., Ltd.	116,640	154,054
#	Jahwa Electronics Co., Ltd.	69,130	516,215
	Jeil Mutual Savings Bank	40,900	241,454
	Jeil Pharmaceutical Co.	33,420	352,294
#	Jeonbuk Bank, Ltd.	170,944	1,261,900
*	Jinro, Ltd.	57	17,781
* #	Joongang Construction Co., Ltd.	20,550	341,189
#	K.C. Tech Co., Ltd.	82,240	551,468
#	KCC Corp.	29,050	14,093,878
	KCTC	6,030	136,438
#	Keangnam Enterprises, Ltd.	53,600	1,484,097
* #	KEC Corp.	116,249	158,012
#	KEC Holdings Co., Ltd.	38,749	66,233
	Keyang Electric Machinery Co., Ltd.	187,450	518,002
* #	KG Chemical Corp.	36,983	398,985
* #	Kia Motors Corp.	931,590	11,038,517
#	KISWIRE, Ltd.	38,524	1,706,147
	Kodenshi Korea Corp.	64,590	163,724
	Kolon Engineering & Construction Co., Ltd.	63,270	750,027
* #	Kolon Industries, Inc.	70,909	2,366,284
	Kookmin Bank Sponsored ADR	748,139	46,721,281
#	Korea Cast Iron Pipe Co., Ltd.	63,778	353,612
* #	Korea Circuit Co., Ltd.	57,220	229,463
#	Korea Development Co., Ltd.	40,490	644,983
#	Korea Development Leasing Corp.	12,762	546,511
#	Korea Electric Terminal Co., Ltd.	42,160	976,459
	Korea Exchange Bank	482,380	7,191,686
#	Korea Export Packing Industries Co., Ltd.	5,420	60,005
	Korea Fine Chemical Co., Ltd.	6,795	514,938
	Korea Flange Co., Ltd.	18,630	251,518
#	Korea Investment Holdings Co., Ltd.	167,096	7,672,060
#	Korea Iron & Steel Co., Ltd.	38,530	3,405,645
* #	Korea Kolmar Co., Ltd.	20,300	73,870
#	Korea Komho Petrochemical Co., Ltd.	48,369	2,295,523
	Korea Line Corp.	1,718	340,586
#	Korea Mutual Savings Bank	18,280	497,018
#	Korea Petrochemical Industry Co., Ltd.	25,400	1,116,332
#	Korea Polyol Co., Ltd.	9,632	515,573
	Korea Zinc Co., Ltd.	35,825	4,576,043
	Korean Air Co., Ltd.	205,694	10,492,464
#	Korean Air Terminal Service Co., Ltd.	10,970	526,776
* #	Korean French Banking Corp.	167,590	251,570
* #	KP Chemical Corp.	304,576	2,551,164
#	KPC Holdings Corp.	7,249	388,733
*	KT Freetel, Ltd.	458,000	12,899,599
* #	KTB Network, Ltd.	129,810	1,101,113
#	Kukdo Chemical Co., Ltd.	15,960	396,075
*	Kukdong Corp.	32,500	40,913
	Kukje Pharm Ind. Co., Ltd.	31,387	101,256
#	Kumho Electronics Co., Ltd.	10,929	389,634

#	Kumho Industrial Co., Ltd.	74,975	2,360,780
#	Kumho Tire Co., Inc.	286,360	2,835,068
#	Kumkang Industrial Co., Ltd.	11,170	172,223
	Kunsul Chemical Industrial Co., Ltd.	22,480	370,982
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	965,615
* #	Kwang Myung Electric Engineering Co., Ltd.	102,680	137,833
	Kyeryong Construction Industrial Co., Ltd.	26,510	939,693
* #	Kyobo Securities Co., Ltd.	67,440	1,474,626
	Kyung Dong Navien Co., Ltd.	3,450	82,259
*	Kyung Nong Corp.	60,670	274,305
* #	Kyungbang Co., Ltd.	2,312	336,367
	Lee Ku Industrial Co., Ltd.	60,490	79,860
	LG Chemical, Ltd.	199,708	18,995,817
	LG Corp.	8,397	656,660
	LG Dacom Corp.	205,210	4,186,127
	LG Electronics, Inc.	108,628	15,092,175
#	LG Fashion Corp.	50,470	1,455,627
#	LG International Corp.	82,553	1,612,006
#	LG Phillips LCD Co., Ltd.	444,000	19,596,844
	Lotte Chilsung Beverage Co., Ltd.	3,110	3,139,450
#	Lotte Confectionary Co., Ltd.	3,827	4,307,606
* #	Lotte Midopa Co., Ltd.	40,140	467,828
#	Lotte Sam Kang Co., Ltd.	4,440	852,454
*	Lotte Shopping Co., Ltd.	34,405	11,589,672
#	LS Cable, Ltd.	67,340	6,385,413
*	Maniker Co., Ltd.	247,030	202,794
#	Meritz Securities Co., Ltd.	163,667	1,318,469
	Mi Chang Oil Industrial Co., Ltd.	3,650	119,092
	MonAmi Co., Ltd.	9,490	106,450
#	Moorim Paper Co., Ltd.	57,710	576,271
	Motonic Corp.	6,400	54,467
#	Namhae Chemical Corp.	70,640	1,982,633
* #	Namkwang Engineering & Construction Co., Ltd.	29,854	1,876,901
*	Namsun Aluminum Co., Ltd.	14,470	92,253
#	Namyang Dairy Products Co., Ltd.	2,133	1,678,195
	Nasan Co., Ltd.	96,540	224,472
	Nexen Corp.	5,680	187,573
#	Nexen Tire Corp.	375,930	1,244,207
#	NH Investment & Securities Co., Ltd.	134,431	1,218,691
	Nong Shim Co., Ltd.	15,130	2,649,490
#	Nong Shim Holdings Co., Ltd.	7,060	476,419
	Noroo Paint Co., Ltd.	37,899	156,673
#	Ottogi Corp.	10,309	1,540,890
	Pacific Corp.	14,139	1,688,865
#	Pacific Pharmaceutical Co., Ltd.	3,840	120,072
	Pang Rim Co., Ltd.	15,040	319,945
*	Pantech & Curitel Communications, Inc.	2,834	—
*	Pantech Co., Ltd.	10,374	—
#	PaperCorea, Inc.	19,552	146,444
#	Pohang Coated Steel Co., Ltd.	17,630	545,212
#	Poong Lim Industrial Co., Ltd.	74,350	543,756
#	Poong San Corp.	123,590	2,040,698

	POSCO	420	229,555
	POSCO ADR	1,060,011	144,850,503
#	Pulmuone Co., Ltd.	15,710	746,582
	Pum Yang Construction Co., Ltd.	21,917	395,826
	Pusan Bank	431,650	6,268,618
#	Pusan City Gas Co., Ltd.	37,100	824,992
*	Pyung Hwa Anti-Vibration System Co., Ltd.	25,545	62,332
* #	Pyung Hwa Holdings Co., Ltd.	17,030	41,334
#	Pyung Hwa Industrial Co., Ltd.	42,488	154,718
#	S&T Corp.	22,524	499,054
#	S&T Dynamics Co., Ltd.	138,204	1,624,762
* #	Saehan Industries, Inc.	162,470	1,374,949
* #	Saehan Media Corp.	38,923	145,316
#	Sam Kwang Glass Industrial Co., Ltd.	19,870	651,805
	Sam Whan Camus Co., Ltd.	9,400	121,068
	Sam Yung Trading Co., Ltd.	13,840	59,616
#	Sambu Construction Co., Ltd.	23,868	1,182,221
#	Samho International Co., Ltd.	12,120	220,161
	Samhwa Crown and Closure Co., Ltd.	3,100	61,243
	Samhwa Paints Industrial Co., Ltd.	48,610	161,436
* #	Samick Musical Instruments Co., Ltd.	621,710	561,717
*	Samsung Climate Control Co., Ltd.	11,990	88,027
#	Samsung Corp.	632,820	42,237,275
#	Samsung Electro-Mechanics Co., Ltd.	99,520	4,640,698
*	Samsung Electronics Co., Ltd. ADR	52,988	19,059,323
#	Samsung Fine Chemicals Co., Ltd.	89,080	4,368,769
* #	Samsung SDI Co., Ltd.	166,550	12,893,010
#	Samwhan Corp.	40,500	932,254
#	Samyang Corp.	35,236	1,751,525
#	Samyang Genex Co., Ltd.	9,472	633,305
	Samyang Tongsang Co., Ltd.	8,060	270,061
*	Samyoung Chemical Co., Ltd.	2,820	23,656
#	Samyoung Electronics Co., Ltd.	60,530	635,056
* #	SandT Corp	5,166	439,357
	SAVEZONE I&C Corp.	166,200	399,031
#	SC Engineering Co., Ltd.	34,640	185,837
#	Seah Besteel Corp.	100,300	2,066,145
	SEAH Holdings Corp.	11,305	1,301,047
#	SEAH Steel Corp.	15,165	934,055
#	Sebang Co., Ltd.	80,550	1,177,481
	Sejong Industrial Co., Ltd.	101,600	537,848
#	Seondo Electric Co., Ltd.	35,800	103,380
#	Seoul Securities Co., Ltd.	683,569	986,524
*	SGWICUS Corp.	20,530	54,321
*	SH Chemical Co., Ltd.	449,400	406,007
#	Shin Heung Securities Co., Ltd.	28,003	844,805
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	243,742
#	Shin Young Securities Co., Ltd.	26,040	1,263,440
	Shin Young Wacoal, Inc.	273	36,583
*	Shinhan Engineering & Construction Co., Ltd.	18,180	321,360
	Shinhan Financial Group Co., Ltd.	91,506	4,585,784
#	Shinhan Financial Group Co., Ltd. ADR	59,711	6,005,135

	Shinpoong Pharmaceutical Co., Ltd.	13,200	301,439
#	Shinsegae Engineering & Construction Co., Ltd.	8,470	267,342
	Shinsung Engineering & Construction Co., Ltd.	39,449	240,870
#	Shinsung Engineering Co., Ltd.	108,470	817,305
*	Shinsung Tongsang Co., Ltd.	34,250	126,423
	Silla Trading Co., Ltd.	18,890	338,835
#	Sindo Ricoh Co., Ltd.	30,451	2,025,318
	SJM Co., Ltd.	60,580	347,713
	SK Co., Ltd.	159,446	25,085,534
	SK Energy Co., Ltd.	230,735	28,708,680
#	SK Gas Co., Ltd.	26,930	2,009,063
#	SKC Co., Ltd.	114,410	2,478,477
	SL Corp.	33,210	223,067
*	Songwon Industrial Co., Ltd.	45,480	216,277
#	Soosan Heavy Industries Co., Ltd.	90,730	108,952
* #	Ssangyong Cement Industry Co., Ltd.	244,156	2,642,627
* #	Ssangyong Motor Co.	494,170	2,277,357
	Suheung Capsule Co., Ltd.	52,170	333,889
	Sung Bo Chemicals Co., Ltd.	4,130	156,208
#	Sung Chang Enterprise Co., Ltd.	20,760	428,415
* #	Sung Shin Cement Co., Ltd.	60,720	619,391
#	Sungjee Construction Co., Ltd.	28,480	545,284
#	Sungwon Corp.	69,880	841,875
	Sunjin Co., Ltd.	7,650	211,765
#	Sunkyong Securities Co., Ltd.	384,280	1,068,251
#	Tae Kwang Industrial Co., Ltd.	3,447	3,048,525
#	Tae Kyung Industrial Co., Ltd.	92,200	548,767
#	Taegu Department Store Co., Ltd.	52,221	709,883
#	Taeyoung Engineering & Construction	242,600	2,193,891
#	Tai Han Electric Wire Co., Ltd.	146,747	6,487,730
	Tai Lim Packaging Industries Co., Ltd.	134,200	138,118
*	Taihan Textile Co., Ltd.	836	33,950
#	Telcoware Co., Ltd.	36,000	277,907
*	The Will-Bes & Co., Ltd.	44,310	182,657
*	Tong Kook Corp.	607	921
#	Tong Yang Moolsan Co., Ltd.	12,890	162,197
* #	TRYBRANDS, Inc.	87,000	443,425
#	TS Corp.	11,001	655,991
#	Unid Co., Ltd.	32,400	1,258,306
*	Unimo Technology Co., Ltd.	46,890	44,866
* #	Union Steel Manufacturing Co., Ltd.	29,697	833,413
	Wiscom Co., Ltd.	32,980	130,619
#	Woongjin.Com Co., Ltd.	54,380	1,265,193
#	Woori Financial Co., Ltd.	53,950	602,494
#	Woori Investment & Securities Co., Ltd.	333,310	7,076,670
	WooSung Feed Co., Ltd.	101,890	175,070
#	YESCO Co., Ltd.	16,050	554,538
#	Yoosung Enterprise Co., Ltd.	106,520	402,160
#	Youlchon Chemical Co., Ltd.	82,970	541,638
*	Young Poong Mining & Construction Corp.	18,030	963
	Youngbo Chemical Co., Ltd.	33,000	80,272
	Youngone Corp.	178,660	1,630,657

#	Youngpoong Corp.	4,467	2,041,846
#	YuHwa Securities Co., Ltd.	28,680	594,703
* #	Yuyang Telecom Co., Ltd.	11,200	97,665
*	Zinus, Inc.	9,330	6,793
TOTAL COMMON STOCKS			927,842,490

RIGHTS/WARRANTS — (0.0%)
*	Hanwha Chemical Corp. Rights 06/18/08	85,632	280,992

TOTAL — SOUTH KOREA			928,123,482

TAIWAN — (11.5%)
COMMON STOCKS — (11.5%)
*	A.G.V. Products Corp.	2,303,429	929,095
*	Abocom Systems, Inc.	340,752	187,186
*	Acbel Polytech, Inc.	2,796,040	1,409,475
*	Accton Technology Corp.	2,528,000	1,157,678
	Allis Electric Co., Ltd.	749,320	257,468
	Ampoc Far East Co., Ltd.	727,200	315,856
	Amtran Technology Co., Ltd.	1,790,361	1,572,101
*	Apex Science & Engineering Corp.	496,000	145,875
*	Arima Computer Corp.	6,912,000	1,152,328
	Asia Cement Corp.	10,533,365	19,591,585
	Asia Chemical Corp.	1,756,000	1,004,474
	Asia Polymer Corp.	1,576,489	1,494,453
*	Asia Vital Components Co., Ltd.	1,133,322	901,572
	AU Optronics Corp.	3,785,317	7,256,297
	Audix Co., Ltd.	811,000	642,884
	Aurora Corp.	548,403	515,000
	Aurora Systems Corp.	281,000	214,254
	Avision, Inc.	1,353,982	750,677
	Bank of Kaohsiung Co., Ltd.	3,532,622	1,953,451
*	Behavior Tech Computer Corp.	884,716	346,726
*	Bes Engineering Corp.	9,541,443	3,265,677
	Biostar Microtech International Corp.	458,265	250,571
	C Sun Manufacturing, Ltd.	212,736	126,633
*	Carnival Industrial Corp.	2,482,000	793,221
	Cathay Chemical Works, Inc.	857,000	403,196
	Cathay Real Estate Development Co., Ltd.	8,230,421	5,665,574
	Central Reinsurance Co., Ltd.	2,340,744	1,421,756
	Chain Qui Development Co., Ltd.	272,173	356,388
	Champion Building Materials Co., Ltd.	1,987,538	1,158,847
	Chang Hwa Commercial Bank	40,421,459	32,867,821
*	Chang-Ho Fibre Corp.	192,000	81,810
	Charoen Pokphand Enterprises Co., Ltd.	1,223,000	777,839
	Cheng Loong Corp.	7,053,480	2,785,545
	Chenming Mold Industrial Corp.	762,348	283,515
	Chi Mei Optoelectronic Corp.	28,881,840	39,421,466
*	Chia Her Industrial Co., Ltd.	2,263,340	219,080
*	Chia Hsin Cement Corp.	3,768,000	3,225,140
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	64,875

*	Chien Shing Stainless Steel Co., Ltd.	2,280,000	743,248
*	Chien Tai Cement Co., Ltd.	238	14
	Chilisin Electronics Corp.	165,000	88,755
	China Airlines	17,623,952	9,223,918
	China Chemical & Pharmaceutical Co.	1,877,264	1,143,335
	China Development Financial Holding Corp.	82,399,056	35,120,622
	China Electric Manufacturing Co., Ltd.	2,529,200	1,489,976
*	China General Plastics Corp.	2,402,000	1,126,211
	China Glaze Co., Ltd.	875,945	351,814
*	China Man-Made Fiber Co., Ltd.	8,736,813	3,033,483
	China Motor Co., Ltd.	6,106,749	4,793,372
*	China Petrochemical Development Corp.	12,493,000	7,588,261
*	China Rebar Co., Ltd.	439,188	65,296
	China Steel Structure Co., Ltd.	498,219	439,520
	China Synthetic Rubber Corp.	2,189,890	2,851,470
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	536,021
*	Chinatrust Financial Holdings Co., Ltd.	38,505,809	39,302,928
	Ching Feng Home Fashions Industries Co., Ltd.	964,190	763,184
	Chin-Poon Industrial Co., Ltd.	2,197,451	1,826,797
	Chun Yu Works & Co., Ltd.	1,800,000	731,439
	Chun Yuan Steel Industrial Co., Ltd.	3,336,026	1,763,653
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	1,205,098
	Chung Hwa Pulp Corp.	3,513,419	2,763,345
*	Chung Shing Textile Co., Ltd.	600	9
*	Chungwa Picture Tubes Co., Ltd.	51,320,045	17,225,705
*	Clevo Co.	2,445,029	4,049,250
*	CMC Magnetics Corp.	24,065,000	8,080,124
	Collins Co., Ltd.	2,528,319	1,081,877
	Compal Electronics, Inc.	2,278,232	2,534,015
	Compeq Manufacturing Co., Ltd.	7,890,000	3,026,633
*	Compex International Co. Ltd.	46,400	305
	Continental Engineering Corp.	5,696,848	4,186,844
*	Cosmos Bank Taiwan	6,220,200	581,790
	CTCI Corp.	2,762,786	2,374,525
	CX Technology Co., Ltd.	82,728	47,396
	Cyntec Co., Ltd.	26,655	40,936
	Da-Cin Construction Co., Ltd.	1,684,579	1,389,703
*	Delpha Construction Co., Ltd.	1,684,044	500,174
*	Der Pao Construction Co., Ltd.	1,139,000	30,721
	Diamond Flower Electric Instrument Co., Ltd.	67,916	165,670
*	E.Sun Financial Holding Co., Ltd.	14,657,000	8,273,698
	Eastern Media International	8,164,235	3,251,057
	Eclat Textile Co., Ltd.	301,813	163,801
	Edom Technology Co., Ltd.	888,800	541,397
	Elan Microelectronics Corp.	1,495,361	2,686,343
	Elite Material Co., Ltd.	1,168,739	579,426
	Elite Semiconductor Memory Technology, Inc.	770,009	1,328,145
*	Elitegroup Computer Systems Co., Ltd.	7,674,975	3,246,766
	Enlight Corp.	1,891,549	477,215
*	EnTie Commercial Bank	2,083,474	468,050
	Eten Information Systems, Ltd.	842,009	1,513,763

*	Eva Airways Corp.	16,403,783	9,610,166
*	Ever Fortune Industrial Co., Ltd.	409,000	4,440
	Everest Textile Co., Ltd.	3,357,002	867,283
	Evergreen International Storage & Transport Corp.	6,264,000	5,750,441
	Evergreen Marine Corp., Ltd.	11,512,527	10,137,720
	Everlight Chemical Industrial Corp.	1,816,950	1,148,877
*	Everspring Industry Co., Ltd.	1,293,180	374,632
	Evertop Wire Cable Corp.	790,372	291,201
	Excel Cell Electronics Co., Ltd.	565,000	279,043
	Far Eastern Department Stores, Ltd.	4,734,225	7,124,863
*	Far Eastern International Bank	11,541,236	4,349,994
	Federal Corp.	2,988,286	2,075,322
	Feng Hsin Iron & Steel Co., Ltd.	333,000	1,084,890
*	FIC Global, Inc.	122,255	30,981
	First Copper Technology Co., Ltd.	2,383,750	1,024,178
	First Financial Holding Co., Ltd.	17,883,506	21,222,877
	First Hotel	495,322	618,285
*	First Steamship Co., Ltd.	728,000	1,749,823
	Formosa Taffeta Co., Ltd.	7,495,511	8,288,368
	Formosan Rubber Group, Inc.	4,667,000	3,166,211
	Formosan Union Chemical Corp.	223,848	120,372
	Fortune Electric Co., Ltd.	757,000	1,303,421
*	Fu I Industrial Co., Ltd.	290,400	106,146
	Fubon Financial Holding Co., Ltd.	30,440,000	36,278,763
	Fwuson Industry Co., Ltd.	1,474,000	793,960
*	G.T.M. Corp.	543,000	415,794
*	Giga Storage Corp.	2,039,898	675,261
	Giga-Byte Technology Co., Ltd.	5,303,287	4,646,076
	Gold Circuit Electronics, Ltd.	1,421,805	1,071,856
	Goldsun Development & Construction Co., Ltd.	7,993,038	5,025,288
	Good Will Instrument Co., Ltd.	365,400	315,087
	Gordon Auto Body Parts Co., Ltd.	1,034,830	367,867
*	Grand Pacific Petrochemical Corp.	3,861,000	1,524,216
	Grape King, Inc.	516,000	361,532
	Great China Metal Industry Co., Ltd.	1,577,000	882,190
	Great Wall Enterprise Co., Ltd.	1,640,398	2,324,375
	Hanpin Co., Ltd.	1,008,000	658,908
*	Helix Technology, Inc.	29,585	9,196
	Hey Song Corp.	3,250,000	1,733,283
*	Hitron Technologies, Inc.	619,000	221,258
*	Ho Tung Holding Corp.	3,868,628	1,566,631
	Hocheng Corp.	2,499,300	1,159,362
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,338,420	501,957
*	Hong Ho Precision Textile Co., Ltd.	58,136	20,255
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	1,300,180
	Hong Yi Fiber Industry Co., Ltd.	573,000	184,785
	Hsin Kuang Steel Co., Ltd.	1,000,099	1,646,751
	Hsing Ta Cement Co., Ltd.	1,969,980	842,415
	Hua Eng Wire & Cable Co., Ltd.	3,839,035	1,503,628
	Hua Nan Financial Holding Co., Ltd.	3,099,428	2,856,240
*	Hualon Corp.	257,040	9,131
	Hung Ching Development & Construction Co., Ltd.	1,828,468	1,053,579

	Hung Poo Construction Corp.	1,378,650	2,195,993
	Hung Sheng Construction Co., Ltd.	3,463,000	3,607,784
*	Hwa Fong Rubber Co., Ltd.	296,000	93,988
	Ichia Technologies, Inc.	1,463,000	1,040,752
	Inernational Semiconductor Technology, Ltd.	10,000	4,692
	Inventec Corp.	12,941,697	8,008,028
*	Jean Co., Ltd.	190,000	55,598
	Jui Li Enterprise Co., Ltd.	692,000	238,994
	Jung Shing Wire Co., Ltd.	126,670	38,376
	K Laser Technology, Inc.	680,000	519,050
	Kang Na Hsiung Co., Ltd.	1,395,127	861,338
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	882,089
	Kaulin Manufacturing Co., Ltd.	820,050	712,749
	Kee Tai Properties Co., Ltd.	1,072,095	773,732
*	Kenda Rubber Industrial Co., Ltd.	1,868,505	1,421,060
	King Yuan Electronics Co., Ltd.	9,655,699	5,088,006
	Kingdom Construction Co., Ltd.	3,912,000	2,922,222
*	King’s Town Bank	5,194,012	1,811,563
	Kinpo Electronics, Inc.	9,500,368	3,172,972
	Knowledge-Yield-Excellence Systems Corp.	421,460	613,343
	Kung Long Batteries Industrial Co., Ltd.	173,000	231,913
*	Kuoyang Construction Co., Ltd.	641,029	544,709
*	Kwong Fong Industries Corp.	3,801,000	1,263,737
	Lan Fa Textile Co., Ltd.	2,350,930	735,178
*	Lead Data Co., Ltd.	2,539,140	517,532
*	Leadtek Research, Inc.	706,645	297,764
*	Lealea Enterprise Co., Ltd.	4,440,000	1,437,856
	Lee Chang Yung Chemical Industry Corp.	2,145,820	2,828,572
	Lee Chi Enterprises Co., Ltd.	845,900	431,703
	Lelon Co., Ltd.	919,118	328,277
*	Leofoo Development Co., Ltd.	2,276,000	2,187,699
	Les Enphants Co., Ltd.	157,740	136,292
*	Li Peng Enterprise Co., Ltd.	3,835,300	1,192,893
	Lian Hwa Foods Corp.	157,000	65,946
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	217,602
	Lien Hwa Industrial Corp.	3,951,884	2,903,411
	Lingsen Precision Industries, Ltd.	2,254,295	906,198
	Lite-On Technology Corp.	104,189	123,481
	Long Bon Development Co., Ltd.	2,700,943	1,466,313
	Long Chen Paper Co., Ltd.	3,497,713	1,462,102
	Lucky Cement Corp.	2,683,000	1,060,456
	Macronix International Co., Ltd.	25,853,255	12,353,016
	Mayer Steel Pipe Corp.	788,740	841,075
	Maywufa Co., Ltd.	192,264	105,341
	Mega Financial Holding Co., Ltd.	73,408,000	57,510,033
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	567,834	336,680
	Mercuries & Associates, Ltd.	3,536,980	2,094,352
*	Mercuries Data Co., Ltd.	1,131,800	278,248
	Merida Industry Co., Ltd.	447,260	1,023,048
	Microelectronics Technology, Inc.	1,938,000	1,187,054
	Micro-Star International Co., Ltd.	6,401,528	4,843,925

*	Microtek International, Inc.	819,062	129,455
	Mitac Technology Corp.	1,501,065	1,142,834
	Mobiletron Electronics Co., Ltd.	90,000	75,519
	Mospec Seminconductor Corp.	404,000	443,566
*	Mustek Systems, Inc.	2,117,514	464,295
*	Namchow Chemical Industrial Co., Ltd.	1,122,057	426,215
	Nankang Rubber Tire Co., Ltd.	214,570	348,173
	Nantex Industry Co., Ltd.	1,326,795	1,568,292
	Nanya Technology Co., Ltd.	20,440,706	11,844,016
*	New Asia Construction & Development Co., Ltd.	1,011,542	243,009
	Nien Hsing Textile Co., Ltd.	3,910,000	2,553,186
	Ocean Plastics Co., Ltd.	1,135,776	1,084,483
*	Optimax Technology Corp.	3,466,000	1,335,884
*	Opto Tech Corp.	885,609	955,611
*	Orient Semiconductor Electronics, Ltd.	648,713	132,356
	Oriental Union Chemical Corp.	3,497,280	4,319,749
*	Pacific Construction Co., Ltd.	4,079,256	576,783
*	Pacific Electric Wire & Cable Corp.	1,873,020	32,036
	Pan Jit International, Inc.	913,155	899,353
	Phihong Technology Co., Ltd.	2,048,447	1,217,208
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	163,346
	Prince Housing & Development Corp.	3,390,036	2,823,679
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	755,487
	Promise Technology, Inc.	646,126	610,026
*	Qisda Corp.	8,294,400	7,441,521
*	Quintain Steel Co., Ltd.	3,247,000	1,730,351
	Radium Life Tech Corp.	791,114	1,129,939
*	Ralec Electronic Corp.	286,018	349,507
	Realtek Semiconductor Corp.	789,500	2,390,163
*	Rectron, Ltd.	621,128	96,328
*	Reward Wool Industry Corp.	965,000	311,545
*	Rexon Industrial Corp., Ltd.	1,026,820	262,096
*	Ritek Corp.	20,663,518	4,878,015
	Ruentex Development Co., Ltd.	2,897,000	2,943,696
	Ruentex Industries, Ltd.	2,485,000	2,537,005
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,938,684	1,425,673
	San Fang Chemical Industry Co., Ltd.	207,280	192,233
	Sanyang Industrial Co., Ltd.	5,262,000	3,179,313
	Sanyo Electric Co., Ltd.	971,000	1,110,829
	Senao International Co., Ltd.	149,474	238,101
	Shan-Loong Transportation Co., Ltd.	133,286	78,460
	Sheng Yu Steel Co., Ltd.	1,782,000	1,800,136
	Shihlin Electric & Engineering Corp.	1,743,000	2,369,051
	Shin Kong Financial Holding Co., Ltd.	13,741,444	11,924,006
	Shinkong Co., Ltd.	2,078,488	1,286,090
*	Shinkong Synthetic Fibers Co., Ltd.	8,460,342	3,021,502
*	Shuttle, Inc.	1,190,223	554,341
	Sigurd Microelectronics Corp.	464,000	265,815
	Silicon Integrated Systems Corp.	9,395,485	3,373,620

	Sincere Navigation Corp.	458,462	926,823
	Sinkang Industries Co., Ltd.	806,669	536,649
	Sinkong Spinning Co., Ltd.	1,246,311	1,128,297
	Sinon Corp.	2,114,700	1,228,260
	SinoPac Holdings Co., Ltd.	64,439,809	29,273,392
*	Sintek Photronics Corp.	5,850,182	2,941,533
	Siward Crystal Technology Co., Ltd.	889,405	565,028
	Solomon Technology Corp.	1,048,952	760,268
	South East Soda Manufacturing Co., Ltd.	927,500	2,060,531
	Southeast Cement Co., Ltd.	3,550,700	1,753,999
*	Space Shuttle Hi-Tech Co., Ltd.	533,271	191,593
	Spirox Corp.	452,000	386,639
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	512,551
	Standard Foods Taiwan, Ltd.	1,850,000	1,784,811
	Stark Technology, Inc.	1,292,000	735,374
	Sunonwealth Electric Machine Industry Co., Ltd.	1,504,705	767,569
	Sunplus Technology Co., Ltd.	1,833,000	2,309,331
	Synnex Technology International Corp.	1,533,945	4,017,822
*	Syscom Computer Engineering Co.	446,000	160,262
	Sysware Systex Corp.	920,890	940,809
*	T JOIN Transportation Co.	3,278,000	1,818,813
	Ta Chen Stainless Pipe Co., Ltd.	1,188,864	1,437,289
*	Ta Chong Bank, Ltd.	12,806,906	4,194,050
	Ta Ya Electric Wire & Cable Co., Ltd.	3,906,213	1,304,492
	Ta Yih Industrial Co., Ltd.	192,000	140,903
	Tah Hsin Industrial Corp.	1,452,000	1,202,461
*	Tai Roun Products Co., Ltd.	379,000	137,269
	Ta-I Technology Co., Ltd.	1,194,508	970,695
*	Taichung Commercial Bank	7,572,961	3,689,206
	Tainan Spinning Co., Ltd.	9,101,000	4,660,597
*	Taishin Financial Holdings Co., Ltd.	60,271,000	28,173,784
*	Taisun Enterprise Co., Ltd.	1,931,721	709,221
*	Taita Chemical Co., Ltd.	1,723,690	680,620
*	Taiwan Business Bank	40,884,549	19,036,332
	Taiwan Cement Corp.	12,184,958	20,445,429
	Taiwan Cooperative Bank	26,752,959	29,187,095
	Taiwan Fire & Marine Insurance Co., Ltd.	1,914,320	1,975,890
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	74,103
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	69,421
	Taiwan Glass Industrial Corp.	5,433,094	6,763,984
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,213,777	1,497,926
	Taiwan Kai Yih Industrial Co., Ltd.	657,510	324,501
*	Taiwan Kolin Co., Ltd.	5,797,000	1,965,075
	Taiwan Line Tek Electronic Co., Ltd.	431,019	243,952
	Taiwan Mask Corp.	2,121,000	1,232,033
	Taiwan Navigation Co., Ltd.	684,898	1,483,908
*	Taiwan Pulp & Paper Corp.	2,218,000	1,292,966
*	Taiwan Sakura Corp.	1,612,397	698,278
	Taiwan Sogo Shinkong Security Co., Ltd.	604,123	615,802
	Taiwan Styrene Monomer Corp.	3,576,560	1,788,316
*	Taiwan Tea Corp.	2,988,381	2,135,712
	Taiyen Biotech Co., Ltd.	1,776,000	1,436,463

*	Tatung Co., Ltd.	22,351,000	12,505,277
*	Teapo Electronic Corp.	2,496,670	528,121
	Teco Electric & Machinery Co., Ltd.	15,351,834	9,122,754
	Tecom, Ltd.	1,440,753	1,014,656
	Test-Rite International Co., Ltd.	1,514,244	969,117
	Tex-Ray Industrial Co., Ltd.	724,000	267,937
	The Ambassador Hotel	996,000	1,898,400
*	The Chinese Bank	8,296,000	—
	The First Insurance Co., Ltd.	1,886,446	1,042,857
	Thye Ming Industrial Co., Ltd.	164,000	293,115
	Ton Yi Industrial Corp.	8,969,810	4,884,962
	Tong Yang Industry Co., Ltd.	434,660	364,021
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	67,867
*	Tsann Kuen Enterprise Co., Ltd.	1,037,000	1,511,972
	TSRC Corp.	1,874,400	3,070,832
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	133,140
	Tung Ho Steel Enterprise Corp.	2,688,555	5,620,030
*	Twinhead International Corp.	1,446,017	219,999
	TYC Brother Industrial Co., Ltd.	1,137,241	780,025
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	1,150,251
	Tze Shin International Co., Ltd.	890,400	691,436
*	Union Bank of Taiwan	9,266,577	2,125,436
*	Union Insurance Co., Ltd.	189,469	94,484
	Unitech Electronics Co., Ltd.	1,280,174	794,851
	Unitech Printed Circuit Board Corp.	1,898,348	1,649,349
	United Integration Service Co., Ltd.	986,000	911,547
	United Microelectronics Corp.	101,904,374	63,454,756
*	Universal Cement Corp.	3,374,585	2,105,789
	Universal Microelectronics Co., Ltd.	729,010	333,762
	Universal Scientific Industrial Co., Ltd.	6,295,816	4,147,817
	Universal, Inc.	622,000	280,395
	UPC Technology Corp.	4,723,498	3,386,789
	USI Corp.	4,528,000	3,069,513
*	U-TECH Media Corp.	1,566,799	475,687
*	Ve Wong Corp.	1,112,000	847,632
*	Visual Photonics Epitacy Co., Ltd.	86,000	135,458
	Walsin Lihwa Corp.	23,007,412	10,370,332
	Walsin Technology Corp., Ltd.	3,596,513	2,243,658
	Wan Hwa Enterprise Co., Ltd.	1,187,827	715,570
	Waterland Financial Holdings	12,628,620	3,951,487
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	963,568
*	Wei Chuan Food Corp.	1,007,000	697,768
	Weltrend Semiconductor, Inc.	898,160	970,383
	Winbond Electronics Corp.	29,524,000	7,777,653
*	Wintek Corp.	7,268,000	5,956,955
	WPG Holdings Co., Ltd.	1,006,464	1,262,160
*	Wus Printed Circuit Co., Ltd.	3,003,928	919,905
*	Ya Hsin Industrial Co., Ltd.	1,936,000	—
	Yageo Corp.	26,995,840	8,810,991
	Yang Ming Marine Transport Corp.	8,308,906	6,359,557
	Yeung Cyang Industrial Co., Ltd.	593,154	574,852
*	Yi Jinn Industrial Co., Ltd.	1,376,200	336,199

	Yieh Phui Enterprise Co., Ltd.	9,131,927	4,661,143
	Yosun Industrial Corp.	1,881,981	1,828,893
*	Yuanta Financial Holding Co., Ltd.	9,699,422	9,038,049
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,348,057	4,768,536
	Yulon Motor Co., Ltd.	6,333,184	7,598,233
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	84,024
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	642,073
	Yung Tay Engineering Co., Ltd.	2,407,000	1,892,583
	Zig Sheng Industrial Co., Ltd.	3,940,450	1,038,244

TOTAL — TAIWAN			1,102,233,460

THAILAND — (2.3%)
COMMON STOCKS — (2.3%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	539,800	192,697
*	Adkinson Securities PCL (Foreign)	26,881,000	603,882
	Asia Plus Securities PCL (Foreign)	7,008,500	677,233
	Ayudhya Insurance PCL	228,500	139,934
*	Bangchak Petroleum PCL (Foreign)	80,000	31,266
	Bangkok Bank PCL (Foreign)	5,624,200	23,365,656
#	Bangkok Bank PCL (Foreign) NVDR	3,612,100	14,784,099
	Bangkok Expressway PCL (Foreign)	5,353,500	2,586,550
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	235,219
	Bangkok Insurance PCL (Foreign)	87,880	762,645
*	Bangkok Land PCL (Foreign)	39,735,803	733,697
*	Bangkok Land PCL (Foreign) NVDR	38,933,300	718,879
* #	Bank of Ayudhya PCL (Foreign) NVDR	16,377,100	13,985,675
	Banpu PCL (Foreign)	837,700	12,580,323
	Big C Supercenter PCL (Foreign)	1,274,800	2,118,455
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,304,200	2,543,243
#	Capital Nomura Securities PCL (Foreign)	370,100	327,447
	Capital Nomura Securities PCL (Foreign) NVDR	108,300	95,819
	Central Plaza Hotel PCL (Foreign)	5,422,500	951,169
#	Charoen Pokphand Foods PCL (Foreign)	44,618,740	5,739,539
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	153,926
	Delta Electronics (Thailand) PCL (Foreign)	4,909,500	3,172,780
#	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,326,330
	Erawan Group PCL (Foreign)	3,812,400	520,913
	Erawan Group PCL (Foreign)	476,550	65,114
	GMM Grammy PCL (Foreign)	338,100	135,261
	Golden Land Property PCL (Foreign)	232,500	50,800
	Golden Land Property PCL (Foreign) NVDR	570,000	124,542
	Hana Microelectronics PCL (Foreign)	1,365,000	709,909
	Hermraj Land & Development PCL (Foreign)	58,054,500	2,197,478
	ICC International PCL (Foreign)	2,755,000	3,454,878
	Italian-Thai Development PCL	7,760,200	2,029,903
#	Italian-Thai Development PCL (Foreign) NVDR	4,900,000	1,281,736
*	Jasmine International PCL (Foreign)	54,242,600	751,167
	Kang Yong Electric PCL (Foreign)	236,200	290,752
	Kasikornbank PCL (Foreign)	1,530,000	4,002,154
	KGI Securities One PCL (Foreign)	14,256,100	965,177

	Kiatnakin Bank PCL (Foreign) NVDR	116,800	101,542
	Kiatnakin Finance PCL (Foreign)	3,036,300	2,663,011
	Krung Thai Bank PCL	9,801,600	2,682,487
	Krung Thai Bank PCL (Foreign)	40,093,900	11,104,635
	Krungthai Card PCL (Foreign)	1,326,700	934,957
	Laguna Resorts & Hotels PCL (Foreign)	1,364,500	2,330,505
	Lalin Property PCL (Foreign)	4,561,600	468,864
*	Loxley PCL (Foreign)	17,739,300	1,539,462
	MBK Development PCL (Foreign)	903,400	2,112,891
	MK Real Estate Development PCL (Foreign)	5,772,100	387,234
	Modernform Group PCL (Foreign)	46,000	59,101
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	471,156
*	Nakornthai Strip Mill PCL (Foreign)	126,273,000	2,214,975
	Noble Development PCL (Foreign)	2,425,600	288,131
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,403,994
	Polyplex PCL (Foreign)	5,424,000	1,151,734
	Power Line Engineering PCL (Foreign)	4,061,300	577,418
	Pranda Jewelry PCL (Foreign)	610,000	152,993
	Property Perfect PCL (Foreign)	3,707,900	534,020
#	PTT Aromatics & Refining PCL (Foreign)	5,015,216	4,244,297
	PTT Chemical PCL (Foreign)	4,915,610	16,640,009
#	Quality Houses PCL (Foreign)	42,710,800	3,417,390
	Regional Container Lines PCL (Foreign)	6,950,000	5,197,261
	Rojana Industrial Park PCL (Foreign)	92,600	44,170
	Saha Pathana Inter-Holding PCL (Foreign)	3,316,000	1,979,701
	Saha Pathanapibul PCL (Foreign)	1,367,000	723,570
	Saha-Union PCL (Foreign)	3,025,300	1,750,289
	Sahaviriya Steel Industries PCL (Foreign)	85,685,600	2,953,312
	Sansiri PCL (Foreign)	10,262,900	1,105,405
	SC Asset Corp. PCL (Foreign)	1,345,200	538,163
*	Seamico Securities PCL (Foreign)	5,788,600	562,917
*	Shinawatra Satellite PCL (Foreign)	11,230,400	3,214,117
*	Siam City Bank PCL (Foreign)	2,563,700	1,309,661
	Siam Commercial Bank PCL (Foreign)	4,716,800	13,063,917
	Siam Industrial Credit PCL (Foreign)	1,840,950	203,952
	Siam Makro PCL (Foreign)	331,200	968,272
* #	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	1,205,691
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	591,777
	Supalai PCL (Foreign)	10,329,366	1,106,207
	SVOA PCL (Foreign)	4,744,000	157,671
*	Tata Steel (Thailand) PCL (Foreign)	16,939,300	1,553,442
	Thai Plastic & Chemicals PCL (Foreign)	3,917,200	2,796,708
	Thai Rayon PCL (Foreign)	165,000	297,046
*	Thai Rung Union Car PCL (Foreign)	5,386,250	513,844
#	Thai Union Frozen Products PCL (Foreign)	246,000	137,781
	Thai Union Frozen Products PCL (Foreign) NVDR	587,600	329,107
	Thai Wacoal PCL (Foreign)	93,300	96,186
*	Thai-German Ceramic Industry PCL (Foreign)	5,130,300	228,926
	Thanachart Capital PCL (Foreign)	12,543,100	6,021,614
#	Thoresen Thai Agencies PCL (Foreign)	2,366,200	3,713,685
	Tipco Asphalt PCL (Foreign) (6363967)	157,500	80,943
	Tipco Asphalt PCL (Foreign) (6892096)	246,356	126,609

	Tisco Bank PCL (Foreign) NVDR	246,000	182,447
* #	TMB Bank PCL (Foreign)	105,114,716	4,237,584
#	Total Access Communication PLC ADR	1,264,380	2,086,227
	TPI Polene PCL (Foreign)	13,440,324	2,812,562
*	Tuntex (Thailand) PCL (Foreign)	1,987,600	117,439
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	264,003
	Univentures PCL (Foreign)	3,481,400	278,555
#	Vanachai Group PCL (Foreign)	9,076,500	955,274
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	119,934
	Vinythai PCL (Foreign)	5,213,817	1,187,329
TOTAL COMMON STOCKS			224,700,351

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/17/10	15,090,426	41,795
*	Bangkok Land PCL (Foreign) Warrants 05/02/13	15,401,474	42,657
*	Bangkok Land PCL Warrants 05/02/13	3,987,330	9,816
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/19/09	2,192,300	74,887
*	Saha PCL (Foreign) Rights 06/27/08	227,833	—
*	SVI PCL (Foreign) Warrants 12/06/10	799,000	15,737
TOTAL RIGHTS/WARRANTS			184,892

TOTAL — THAILAND			224,885,243

TURKEY — (2.2%)
COMMON STOCKS — (2.2%)
	Adana Cimento Sanayi Ticaret A.S.	591,987	247,941
	Akbank T.A.S.	4,025,298	17,810,894
	Akcansa Cimento Sanayi ve Ticaret A.S.	229,004	939,431
*	Akenerji Elektrik Uretim A.S.	216,113	1,932,730
*	Aksa Akrilik Kimya Sanayii A.S.	741,264	1,325,410
	Aksigorta A.S.	1,550,206	6,673,086
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	209,625
	Alarko Holding A.S.	1,334,207	3,436,439
	Alkim Alkali Kimya A.S.	45,205	356,046
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	665,440
	Anadolu Anonim Turk Sigorta Sirketi A.S.	1,645,071	1,944,339
*	Anadolu Cam Sanayii A.S.	1,302,498	2,907,160
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	471,752
	Arcelik A.S	213,181	891,838
*	Ayen Enerji A.S.	600,828	1,246,140
	Aygaz A.S.	1,199,987	4,179,078
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,431	776,561
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	267,434	961,943
	Bati Anabolu Cimento A.S.	255,022	1,286,869
	Bati Soeke Cimento Sanayi A.S.	183,843	267,201
*	Beko Elektronik A.S.	283,333	176,536
	Bolu Cimento Sanayii A.S.	662,912	848,719
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	778,939
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	591,324
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	437,140

	Cemtas Celik Makina Sanayi ve Ticaret A.S.	454,263	642,441
	Cimsa Cimento Sanayi ve Ticaret A.S.	486,117	2,093,947
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Dogan Gazetecilik A.S.	96,299	171,756
*	Dogan Sirketler Grubu Holding A.S.	7,632,833	8,954,465
	Dogus Otomotiv Servis ve Ticaret A.S.	491,545	1,661,860
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	813,261	2,572,745
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	917,382
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	47,501
	Enka Insaat ve Sanayi A.S.	43,366	521,609
	Eregli Demir ve Celik Fabrikalari Turk A.S.	6,325,909	40,605,032
*	Fortis Bank A.S.	1	1
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	188,745	184,612
*	Global Yatirim Holding A.S.	1,275,893	992,864
*	Goldas Kuyumculuk Sanayi A.S.	630,228	851,187
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	944,067
*	Goodyear Lastikleri T.A.S.	57,829	764,054
*	GSD Holding A.S.	2,261,921	2,278,772
	Gunes Sigorta A.S.	578,342	1,346,464
	Hektas Ticaret T.A.S.	380,059	371,351
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	121,105
*	Ihlas Holding A.S.	2,158,431	1,219,731
	Izmir Demir Celik Sanayii A.S.	878,429	1,959,988
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,501,750	1,615,487
	Karton Sanayi ve Ticaret A.S.	5,771	308,090
*	Klimasan Klima Sanayi ve Ticaret A.S.	43,605	212,911
*	Koc Holding A.S. Series B	4,373,246	12,329,411
	Konya Cimento Sanayii A.S.	6,016	224,900
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	625,784	1,125,092
	Mardin Cimento Sanayii ve Ticaret A.S.	223,892	957,135
*	Marmari Marti Otel Isletmeleri A.S.	869,614	578,078
	Marshall Boya ve Vernik Sanayii A.S.	27,295	258,088
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	439,548
*	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	466,799
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	687,782
	Nortel Networks Netas Telekomuenikasyon A.S.	37,557	505,523
	Otobus Karoseri Sanayi A.S.	51,460	637,422
*	Parsan Makina Parcalari Sanayii A.S.	247,602	470,287
	Pinar Entegre Et ve Un Sanayi A.S.	248,306	779,271
	Pinar Sut Mamulleri Sanayii A.S.	183,609	935,249
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,798
*	Sabah Yayincilik A.S.	31,938	99,577
*	Sanko Pazarlama Ithalat Ihracat A.S.	123,651	278,152
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	420,297	877,133
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	486,024
*	Tat Konserve Sanayii A.S.	176,814	525,335
*	Tekstil Bankasi A.S.	379,143	577,522
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	1,028,256
	Tofas Turk Otomobil Fabrikasi A.S.	683,282	2,658,586
*	Trakya Cam Sanayii A.S.	2,543,706	3,693,691

	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	3,983,811
*	Turk Sise ve Cam Fabrikalari A.S.	5,077,954	7,077,697
*	Turkiye Garanti Bankasi A.S.	4,310,290	19,765,970
	Turkiye Is Bankasi A.S.	3,125,538	12,909,222
	Ulker Biskuvi Sanayi A.S.	471,859	979,171
*	USAS Ucak Servisi A.S.	134,650	175,539
*	Uzel Makina Sanayii A.S.	275,042	179,127
*	Vestel Elektronik Sanayi ve Ticaret A.S.	791,801	1,392,897
	Yapi Kredi Finansal Kiralama A.S.	45,196	95,644
*	Yapi ve Kredi Bankasi A.S.	3,551,131	8,503,936
*	Zorlu Enerji Elektrik Uretim A.S.	462,156	2,256,488

TOTAL — TURKEY			210,664,165

		Face
		Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (9.6%)
@	Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $862,125,000 FHLB 2.535%(y), 07/10/09, valued at $861,900,848 ) to be repurchased at $845,161,918	$845,000	844,999,960
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $147,609,502 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/35 to 05/01/38 & FNMA, rates ranging from 5.505%(r) to 6.782%(r), maturities ranging from 06/01/28 to 01/01/38, valued at $81,410,896 ) to be repurchased at $79,830,233	79,815	79,814,603
TOTAL SECURITIES LENDING COLLATERAL			924,814,563

TOTAL INVESTMENTS - (100.0%) (Cost $6,544,263,578)			$9,626,966,190

See accompanying Notes to Financial Statements.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)                    This item is not applicable.

(a)(2)                    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)                    This item is not applicable.

(b)                                 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:  July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  July 30, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  July 30, 2008